UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22954

HIMCO VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

One Hartford Plaza, Hartford, Connecticut		06155
(Address of principal executive offices)		(Zip code)

Brenda J. Page Hartford Investment Management Company One Hartford Plaza Hartford, Connecticut 06155
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(860) 297-6444

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HIMCO VIT American Funds Asset Allocation Fund
Schedule of Investments
March 31, 2016(Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
1,990,341	American Funds Insurance Series - Asset Allocation Fund Class 1		$41,637,940

	Total Investment Companies (cost $40,539,807)		41,637,940

	Total Investments (cost $40,539,807)(2)	100.1%	$41,637,940
	Other Assets and Liabilties	(0.1)%	(33,573)

	Total Net Assets	100.0%	$41,604,367

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At March 31, 2016, the cost of securities for federal income tax purposes was $40,539,807, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,098,133
Unrealized Depreciation	-

Net Unrealized Appreciation	$1,098,133

At March 31, 2016, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$41,637,940
Total	$41,637,940

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Blue Chip Income and Growth Fund
Schedule of Investments
March 31, 2016(Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
2,803,808	American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1		$37,346,719

	Total Investment Companies (cost $33,110,813)		37,346,719

	Total Investments (cost $33,110,813)(2)	100.1%	$37,346,719
	Other Assets and Liabilities	(0.1)%	(31,618)

	Total Net Assets	100.0%	$37,315,101

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At March 31, 2016, the cost of securities for federal income tax purposes was $33,118,678, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,228,041
Unrealized Depreciation	-

Net Unrealized Appreciation	$4,228,041

At March 31, 2016, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$37,346,719
Total	$37,346,719

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Bond Fund
Schedule of Investments
March 31, 2016(Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
13,369,927	American Funds Insurance Series - Bond Fund Class 1		$147,737,697

	Total Investment Companies (cost $146,827,281)		147,737,697

	Total Investments (cost $146,827,281)(2)	100.1%	$147,737,697
	Other Assets and Liabilities	(0.1)%	(101,413)

	Total Net Assets	100.0%	$147,636,284

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At March 31, 2016, the cost of securities for federal income tax purposes was $147,155,294, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$582,403
Unrealized Depreciation	-

Net Unrealized Appreciation	$582,403

At March 31, 2016, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$147,737,697
Total	$147,737,697

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Global Bond Fund
Schedule of Investments
March 31, 2016(Unaudited)

Shares			Market Value(1)
Investment Companies - 100.2%
892,510	American Funds Insurance Series - Global Bond Fund Class 1		$10,362,036

	Total Investment Companies (cost $10,790,131)		10,362,036

	Total Investments (cost $10,790,131)(2)	100.2%	$10,362,036
	Other Assets and Liabilities	(0.2)%	(16,304)

	Total Net Assets	100.0%	$10,345,732

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At March 31, 2016, the cost of securities for federal income tax purposes was $10,882,789, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$-
Unrealized Depreciation	(520,753)

Net Unrealized Depreciation	$(520,753)

At March 31, 2016, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$10,362,036
Total	$10,362,036

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Global Growth Fund
Schedule of Investments
March 31, 2016(Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
696,900	American Funds Insurance Series - Global Growth Fund Class 1		$17,575,805

	Total Investment Companies (cost $16,650,311)		17,575,805

	Total Investments (cost $16,650,311)(2)	100.1%	$17,575,805
	Other Assets and Liabilities	(0.1)%	(19,147)

	Total Net Assets	100.0%	$17,556,658

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At March 31, 2016, the cost of securities for federal income tax purposes was $17,031,218, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$544,587
Unrealized Depreciation	-

Net Unrealized Appreciation	$544,587

At March 31, 2016, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$17,575,805
Total	$17,575,805

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Global Growth and Income Fund
Schedule of Investments
March 31, 2016(Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
2,913,060	American Funds Insurance Series - Global Growth and Income Fund Class 1		$36,180,210

	Total Investment Companies (cost $29,244,374)		36,180,210

	Total Investments (cost $29,244,374)(2)	100.1%	$36,180,210
	Other Assets and Liabilities	(0.1)%	(29,027)

	Total Net Assets	100.0%	$36,151,183

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At March 31, 2016, the cost of securities for federal income tax purposes was $30,784,821, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,395,389
Unrealized Depreciation	-

Net Unrealized Appreciation	$5,395,389

At March 31, 2016, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$36,180,210
Total	$36,180,210

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Global Small Capitalization Fund
Schedule of Investments
March 31, 2016(Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
1,686,046	American Funds Insurance Series - Global Small Capitalization Fund Class 1		$39,790,696

	Total Investment Companies (cost $36,330,992)		39,790,696

	Total Investments (cost $36,330,992)(2)	100.1%	$39,790,696
	Other Assets and Liabilities	(0.1)%	(35,964)

	Total Net Assets	100.0%	$39,754,732

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At March 31, 2016, the cost of securities for federal income tax purposes was $36,620,056, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,170,640
Unrealized Depreciation	-

Net Unrealized Appreciation	$3,170,640

At March 31, 2016, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$39,790,696
Total	$39,790,696

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Growth Fund
Schedule of Investments
March 31, 2016(Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
3,647,122	American Funds Insurance Series - Growth Fund Class 1		$242,278,303

	Total Investment Companies (cost $205,953,021)		242,278,303

	Total Investments (cost $205,953,021)(2)	100.1%	$242,278,303
	Other Assets and Liabilities	(0.1)%	(160,920)

	Total Net Assets	100.0%	$242,117,383

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At March 31, 2016, the cost of securities for federal income tax purposes was $214,495,365, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$27,782,938
Unrealized Depreciation	-

Net Unrealized Appreciation	$27,782,938

At March 31, 2016, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$242,278,303
Total	$242,278,303

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Growth-Income Fund
Schedule of Investments
March 31, 2016(Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
3,107,167	American Funds Insurance Series - Growth-Income Fund Class 1		$141,345,017

	Total Investment Companies (cost $118,385,921)		141,345,017

	Total Investments (cost $118,385,921)(2)	100.1%	$141,345,017
	Other Assets and Liabilities	(0.1)%	(93,359)

	Total Net Assets	100.0%	$141,251,658

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At March 31, 2016, the cost of securities for federal income tax purposes was $122,158,529, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$19,186,488
Unrealized Depreciation	-

Net Unrealized Appreciation	$19,186,488

At March 31, 2016, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$141,345,017
Total	$141,345,017

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT American Funds International Fund
Schedule of Investments
March 31, 2016(Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
8,168,821	American Funds Insurance Series - International Fund Class 1		$145,323,329

	Total Investment Companies (cost $142,202,160)		145,323,329

	Total Investments (cost $142,202,160)(2)	100.1%	$145,323,329
	Other Assets and Liabilities	(0.1)%	(107,409)

	Total Net Assets	100.0%	$145,215,920

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At March 31, 2016, the cost of securities for federal income tax purposes was $144,642,539, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$680,790
Unrealized Depreciation	-

Net Unrealized Appreciation	$680,790

At March 31, 2016, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$145,323,329
Total	$145,323,329

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT American Funds New World Fund
Schedule of Investments
March 31, 2016(Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
1,063,874	American Funds Insurance Series - New World Fund Class 1		$20,011,472

	Total Investment Companies (cost $23,696,453)		20,011,472

	Total Investments (cost $23,696,453)(2)	100.1%	$20,011,472
	Other Assets and Liabilities	(0.1)%	(22,622)

	Total Net Assets	100.0%	$19,988,850

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At March 31, 2016, the cost of securities for federal income tax purposes was $23,928,160, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$-
Unrealized Depreciation	(3,916,688)

Net Unrealized Depreciation	$(3,916,688)

At March 31, 2016, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$20,011,472
Total	$20,011,472

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.6%
	Automobiles & Components - 1.0%
12,669	BorgWarner, Inc.	$486,490
16,285	Delphi Automotive plc	1,221,701
227,722	Ford Motor Co.	3,074,247
82,289	General Motors Co.	2,586,343
15,472	Goodyear Tire & Rubber Co. (The)	510,266
10,739	Harley-Davidson, Inc.	551,233
37,929	Johnson Controls, Inc.	1,478,093
		9,908,373
	Banks - 5.2%
603,340	Bank of America Corp.	8,157,157
45,616	BB&T Corp.	1,517,644
172,256	Citigroup, Inc.	7,191,688
30,642	Citizens Financial Group, Inc.	641,950
10,100	Comerica, Inc.	382,487
45,539	Fifth Third Bancorp	760,046
46,283	Huntington Bancshares, Inc.	441,540
214,454	JPMorgan Chase & Co.	12,699,966
48,518	KeyCorp	535,639
9,293	M&T Bank Corp.	1,031,523
18,085	People’s United Financial, Inc.	288,094
29,269	PNC Financial Services Group, Inc. (The)	2,475,279
75,814	Regions Financial Corp.	595,140
29,601	SunTrust Banks, Inc.	1,068,004
95,496	US Bancorp	3,876,183
269,976	Wells Fargo & Co.	13,056,039
12,042	Zions Bancorp	291,537
		55,009,916
	Capital Goods - 7.2%
35,337	3M Co.	5,888,204
5,688	Allegion plc	362,382
13,824	AMETEK, Inc.	690,924
36,378	Boeing Co. (The)	4,617,823
34,007	Caterpillar, Inc.	2,602,896
9,452	Cummins, Inc.	1,039,153
34,903	Danaher Corp.	3,310,899
17,488	Deere & Co.	1,346,401
9,132	Dover Corp.	587,462
26,895	Eaton Corp. plc	1,682,551
37,542	Emerson Electric Co.	2,041,534
16,839	Fastenal Co.	825,111
7,618	Flowserve Corp.	338,315
8,180	Fluor Corp.	439,266
17,068	General Dynamics Corp.	2,242,223
545,142	General Electric Co.	17,330,064
44,926	Honeywell International, Inc.	5,033,958
19,109	Illinois Tool Works, Inc.	1,957,526
14,978	Ingersoll-Rand plc	928,786
7,279	Jacobs Engineering Group, Inc.(2)	317,000
4,556	L-3 Communications Holdings, Inc.	539,886
15,348	Lockheed Martin Corp.	3,399,582
19,545	Masco Corp.	614,690
10,593	Northrop Grumman Corp.	2,096,355
20,546	PACCAR, Inc.	1,123,661

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.6% (continued)
	Capital Goods - 7.2% (continued)
7,906	Parker-Hannifin Corp.	$878,198
10,681	Pentair plc	579,551
9,503	Quanta Services, Inc.(2)	214,388
17,487	Raytheon Co.	2,144,431
7,674	Rockwell Automation, Inc.	872,918
7,638	Rockwell Collins, Inc.	704,300
5,913	Roper Technologies, Inc.	1,080,719
3,373	Snap-on, Inc.	529,527
8,873	Stanley Black & Decker, Inc.	933,528
15,907	Textron, Inc.	579,969
5,303	United Rentals, Inc.(2)	329,794
45,437	United Technologies Corp.	4,548,244
3,310	WW Grainger, Inc.	772,653
10,512	Xylem, Inc.	429,941
		75,954,813
	Commercial & Professional Services - 0.8%
9,713	ADT Corp. (The)	400,758
5,168	Cintas Corp.	464,138
2,121	Dun & Bradstreet Corp. (The)	218,633
6,972	Equifax, Inc.	796,830
21,149	Nielsen Holdings plc	1,113,706
11,314	Pitney Bowes, Inc.	243,704
13,909	Republic Services, Inc.	662,764
7,765	Robert Half International, Inc.	361,694
4,939	Stericycle, Inc.(2)	623,252
24,859	Tyco International plc	912,574
9,057	Verisk Analytics, Inc.(2)	723,835
24,289	Waste Management, Inc.	1,433,051
		7,954,939
	Consumer Durables & Apparel - 1.5%
16,329	Coach, Inc.	654,630
19,077	DR Horton, Inc.	576,698
6,929	Garmin Ltd.	276,883
22,776	Hanesbrands, Inc.	645,472
4,103	Harman International Industries, Inc.	365,331
6,524	Hasbro, Inc.	522,572
7,880	Leggett & Platt, Inc.	381,392
10,609	Lennar Corp., Class A	513,051
20,001	Mattel, Inc.	672,434
10,511	Michael Kors Holdings Ltd.(2)	598,706
3,689	Mohawk Industries, Inc.(2)	704,230
15,498	Newell Rubbermaid, Inc.	686,406
78,976	NIKE, Inc., Class B	4,854,655
18,418	PulteGroup, Inc.	344,601
4,785	PVH Corp.	474,002
3,421	Ralph Lauren Corp.	329,305
10,637	Under Armour, Inc., Class A(2)	902,337
19,822	VF Corp.	1,283,673
4,487	Whirlpool Corp.	809,186
		15,595,564
	Consumer Services - 1.9%
26,307	Carnival Corp.	1,388,220

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.6% (continued)
	Consumer Services - 1.9% (continued)
1,755	Chipotle Mexican Grill, Inc.(2)	$826,552
6,809	Darden Restaurants, Inc.	451,437
13,700	H&R Block, Inc.	361,954
11,072	Marriott International, Inc., Class A	788,105
52,672	McDonald’s Corp.	6,619,817
9,972	Royal Caribbean Cruises Ltd.	819,200
86,424	Starbucks Corp.	5,159,513
9,809	Starwood Hotels & Resorts Worldwide, Inc.	818,365
6,564	Wyndham Worldwide Corp.	501,686
4,764	Wynn Resorts Ltd.	445,101
23,879	Yum! Brands, Inc.	1,954,496
		20,134,446
	Diversified Financials - 4.7%
3,141	Affiliated Managers Group, Inc.(2)	510,098
47,895	American Express Co.	2,940,753
9,869	Ameriprise Financial, Inc.	927,785
62,852	Bank of New York Mellon Corp. (The)	2,314,839
109,485	Berkshire Hathaway, Inc., Class B(2)	15,533,732
7,373	BlackRock, Inc.	2,511,022
30,756	Capital One Financial Corp.	2,131,698
70,193	Charles Schwab Corp. (The)	1,966,808
19,768	CME Group, Inc.	1,898,716
24,206	Discover Financial Services	1,232,569
16,486	E*TRADE Financial Corp.(2)	403,742
21,753	Franklin Resources, Inc.	849,455
22,954	Goldman Sachs Group, Inc. (The)	3,603,319
6,943	Intercontinental Exchange, Inc.	1,632,577
24,297	Invesco Ltd.	747,619
6,422	Legg Mason, Inc.	222,715
19,371	Leucadia National Corp.	313,229
15,494	McGraw Hill Financial, Inc.	1,533,596
9,882	Moody’s Corp.	954,206
89,271	Morgan Stanley	2,232,668
6,665	NASDAQ, Inc.	442,423
20,023	Navient Corp.	239,675
12,622	Northern Trust Corp.	822,576
23,440	State Street Corp.	1,371,709
48,807	Synchrony Financial(2)	1,398,809
14,442	T Rowe Price Group, Inc.	1,060,909
		49,797,247
	Energy - 6.7%
29,750	Anadarko Petroleum Corp.	1,385,458
22,187	Apache Corp.	1,082,947
25,568	Baker Hughes, Inc.	1,120,645
26,593	Cabot Oil & Gas Corp.	603,927
11,259	Cameron International Corp.(2)	754,916
31,273	Chesapeake Energy Corp.	128,845
110,026	Chevron Corp.	10,496,480
5,500	Cimarex Energy Co.	534,985
23,323	Columbia Pipeline Group, Inc.	585,407
7,545	Concho Resources, Inc.(2)	762,347
72,208	ConocoPhillips	2,907,816
29,975	Devon Energy Corp.	822,514

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.6% (continued)
	Energy - 6.7% (continued)
3,989	Diamond Offshore Drilling, Inc.	$86,681
32,109	EOG Resources, Inc.	2,330,471
9,343	EQT Corp.	628,410
242,641	Exxon Mobil Corp.	20,282,361
13,274	FMC Technologies, Inc.(2)	363,177
50,095	Halliburton Co.	1,789,393
6,341	Helmerich & Payne, Inc.	372,344
15,452	Hess Corp.	813,548
106,901	Kinder Morgan, Inc.	1,909,252
49,243	Marathon Oil Corp.	548,567
30,959	Marathon Petroleum Corp.	1,151,056
9,492	Murphy Oil Corp.	239,103
21,855	National Oilwell Varco, Inc.	679,691
11,546	Newfield Exploration Co.(2)	383,905
25,051	Noble Energy, Inc.	786,852
44,614	Occidental Petroleum Corp.	3,052,936
12,353	ONEOK, Inc.	368,861
27,414	Phillips 66	2,373,778
9,531	Pioneer Natural Resources Co.	1,341,393
9,948	Range Resources Corp.	322,116
73,261	Schlumberger Ltd.	5,402,999
22,211	Southwestern Energy Co.(2)	179,243
39,360	Spectra Energy Corp.	1,204,416
6,992	Tesoro Corp.	601,382
19,889	Transocean Ltd.	181,785
27,467	Valero Energy Corp.	1,761,733
39,649	Williams Cos., Inc. (The)	637,159
		70,978,899
	Food & Staples Retailing - 2.4%
25,690	Costco Wholesale Corp.	4,048,230
64,179	CVS Health Corp.	6,657,288
56,925	Kroger Co. (The)	2,177,381
30,722	Sysco Corp.	1,435,639
91,678	Wal-Mart Stores, Inc.	6,279,026
50,421	Walgreens Boots Allliance, Inc.	4,247,465
18,962	Whole Foods Market, Inc.	589,908
		25,434,937
	Food, Beverage & Tobacco - 5.9%
114,389	Altria Group, Inc.	7,167,615
34,678	Archer-Daniels-Midland Co.	1,259,158
5,905	Brown-Forman Corp., Class B	581,465
10,431	Campbell Soup Co.	665,394
227,683	Coca-Cola Co. (The)	10,562,214
12,133	Coca-Cola Enterprises, Inc.	615,629
25,384	ConAgra Foods, Inc.	1,132,634
10,265	Constellation Brands, Inc., Class A	1,550,939
10,971	Dr Pepper Snapple Group, Inc.	981,027
34,716	General Mills, Inc.	2,199,259
8,349	Hershey Co. (The)	768,859
15,894	Hormel Foods Corp.	687,257
7,033	JM Smucker Co. (The)	913,165
14,686	Kellogg Co.	1,124,213
34,740	Kraft Heinz Co. (The)	2,729,174

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.6% (continued)
	Food, Beverage & Tobacco - 5.9% (continued)
6,755	McCormick & Co., Inc.	$671,987
10,953	Mead Johnson Nutrition Co.	930,676
10,732	Molson Coors Brewing Co., Class B	1,032,204
91,648	Mondelez International, Inc., Class A	3,676,918
8,790	Monster Beverage Corp.(2)	1,172,410
84,456	PepsiCo, Inc.	8,655,051
90,529	Philip Morris International, Inc.	8,881,800
48,340	Reynolds American, Inc.	2,431,985
17,174	Tyson Foods, Inc., Class A	1,144,819
		61,535,852
	Health Care Equipment & Services - 5.0%
86,059	Abbott Laboratories	3,599,848
20,417	Aetna, Inc.	2,293,850
11,349	AmerisourceBergen Corp.	982,256
15,264	Anthem, Inc.	2,121,543
32,037	Baxter International, Inc.	1,316,080
12,366	Becton Dickinson and Co.	1,877,406
78,714	Boston Scientific Corp.(2)	1,480,610
19,236	Cardinal Health, Inc.	1,576,390
9,932	Centene Corp.(2)	611,513
17,690	Cerner Corp.(2)	936,862
14,962	Cigna Corp.	2,053,385
4,291	CR Bard, Inc.	869,657
9,687	DaVita HealthCare Partners, Inc.(2)	710,832
14,024	DENTSPLY SIRONA, Inc.	864,299
12,527	Edwards Lifesciences Corp.(2)	1,105,007
39,027	Express Scripts Holding Co.(2)	2,680,765
17,852	HCA Holdings, Inc.(2)	1,393,349
4,817	Henry Schein, Inc.(2)	831,559
14,431	Hologic, Inc.(2)	497,870
8,666	Humana, Inc.	1,585,445
2,188	Intuitive Surgical, Inc.(2)	1,315,097
5,969	Laboratory Corp. of America Holdings(2)	699,149
13,367	McKesson Corp.	2,101,961
82,144	Medtronic plc	6,160,800
4,851	Patterson Cos., Inc.	225,717
8,330	Quest Diagnostics, Inc.	595,178
16,613	St Jude Medical, Inc.	913,715
18,344	Stryker Corp.	1,968,128
5,738	Tenet Healthcare Corp.(2)	166,000
55,535	UnitedHealth Group, Inc.	7,158,461
5,298	Universal Health Services, Inc., Class B	660,767
5,623	Varian Medical Systems, Inc.(2)	449,952
10,501	Zimmer Biomet Holdings, Inc.	1,119,722
		52,923,173
	Household & Personal Products - 2.1%
7,618	Church & Dwight Co., Inc.	702,227
7,579	Clorox Co. (The)	955,409
52,101	Colgate-Palmolive Co.	3,680,936
12,932	Estee Lauder Cos., Inc. (The), Class A	1,219,617
21,084	Kimberly-Clark Corp.	2,836,009

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.6% (continued)
	Household & Personal Products - 2.1% (continued)
155,002	Procter & Gamble Co. (The)	$12,758,214
		22,152,412
	Insurance - 2.6%
24,526	Aflac, Inc.	1,548,572
22,098	Allstate Corp. (The)	1,488,742
67,152	American International Group, Inc.	3,629,565
15,774	Aon plc	1,647,594
3,821	Assurant, Inc.	294,790
26,922	Chubb Ltd.	3,207,756
8,713	Cincinnati Financial Corp.	569,482
23,151	Hartford Financial Services Group, Inc. (The)(3)	1,066,798
14,058	Lincoln National Corp.	551,074
15,622	Loews Corp.	597,698
30,469	Marsh & McLennan Cos., Inc.	1,852,210
64,064	MetLife, Inc.	2,814,972
15,820	Principal Financial Group, Inc.	624,099
34,237	Progressive Corp. (The)	1,203,088
26,081	Prudential Financial, Inc.	1,883,570
6,555	Torchmark Corp.	355,019
17,228	Travelers Cos., Inc. (The)	2,010,680
13,927	Unum Group	430,623
8,068	Willis Towers Watson PLC	957,349
16,996	XL Group plc	625,453
		27,359,134
	Materials - 2.8%
11,340	Air Products & Chemicals, Inc.	1,633,527
3,841	Airgas, Inc.	544,039
77,270	Alcoa, Inc.	740,247
5,265	Avery Dennison Corp.	379,659
8,260	Ball Corp.	588,855
13,503	CF Industries Holdings, Inc.	423,184
65,324	Dow Chemical Co. (The)	3,322,379
8,641	Eastman Chemical Co.	624,140
15,547	Ecolab, Inc.	1,733,802
50,910	EI du Pont de Nemours & Co.	3,223,621
7,886	FMC Corp.	318,358
73,133	Freeport-McMoRan, Inc.	756,195
4,638	International Flavors & Fragrances, Inc.	527,665
24,108	International Paper Co.	989,392
20,192	LyondellBasell Industries N.V., Class A	1,728,031
3,753	Martin Marietta Materials, Inc.	598,641
25,723	Monsanto Co.	2,256,936
20,583	Mosaic Co. (The)	555,741
30,766	Newmont Mining Corp.	817,760
18,585	Nucor Corp.	879,071
9,107	Owens-Illinois, Inc.(2)	145,348
15,547	PPG Industries, Inc.	1,733,335
16,645	Praxair, Inc.	1,905,020
11,481	Sealed Air Corp.	551,203
4,597	Sherwin-Williams Co. (The)	1,308,628
7,747	Vulcan Materials Co.	817,851

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.6% (continued)
	Materials - 2.8% (continued)
14,835	WestRock Co.	$579,010
		29,681,638
	Media - 3.1%
12,930	Cablevision Systems Corp., Class A	426,690
24,627	CBS Corp., Class B	1,356,701
142,150	Comcast Corp., Class A	8,682,522
8,745	Discovery Communications, Inc., Class A(2)	250,369
13,902	Discovery Communications, Inc., Class C(2)	375,354
23,536	Interpublic Group of Cos., Inc. (The)	540,151
22,472	News Corp., Class A	286,967
6,621	News Corp., Class B	87,728
13,945	Omnicom Group, Inc.	1,160,642
5,581	Scripps Networks Interactive, Inc., Class A	365,556
13,025	TEGNA, Inc.	305,567
16,546	Time Warner Cable, Inc.	3,385,643
46,164	Time Warner, Inc.	3,349,198
65,230	Twenty-First Century Fox, Inc., Class A	1,818,612
25,369	Twenty-First Century Fox, Inc., Class B	715,406
20,177	Viacom, Inc., Class B	832,907
87,699	Walt Disney Co. (The)	8,709,388
		32,649,401
	Pharmaceuticals, Biotechnology & Life Sciences - 9.2%
94,149	AbbVie, Inc.	5,377,791
19,257	Agilent Technologies, Inc.	767,391
13,167	Alexion Pharmaceuticals, Inc.(2)	1,833,110
23,058	Allergan plc(2)	6,180,236
43,946	Amgen, Inc.	6,588,824
39,804	Baxalta, Inc.	1,608,082
12,778	Biogen, Inc.(2)	3,326,369
97,526	Bristol-Myers Squibb Co.	6,229,961
45,636	Celgene Corp.(2)	4,567,707
56,857	Eli Lilly & Co.	4,094,273
12,096	Endo International plc(2)	340,502
79,872	Gilead Sciences, Inc.	7,337,042
8,584	Illumina, Inc.(2)	1,391,552
161,217	Johnson & Johnson	17,443,679
6,532	Mallinckrodt plc(2)	400,281
162,265	Merck & Co., Inc.	8,585,441
23,998	Mylan N.V.(2)	1,112,307
6,504	PerkinElmer, Inc.	321,688
8,583	Perrigo Co. plc	1,098,023
353,372	Pfizer, Inc.	10,473,946
4,562	Regeneron Pharmaceuticals, Inc.(2)	1,644,327
23,180	Thermo Fisher Scientific, Inc.	3,282,056
14,403	Vertex Pharmaceuticals, Inc.(2)	1,144,895
4,743	Waters Corp.(2)	625,697
26,610	Zoetis, Inc.	1,179,621
		96,954,801
	Real Estate - 3.0%
24,760	American Tower Corp., REIT	2,534,681
9,049	Apartment Investment & Management Co., Class A, REIT	378,429
8,006	AvalonBay Communities, Inc., REIT	1,522,741

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.6% (continued)
	Real Estate - 3.0% (continued)
9,006	Boston Properties, Inc., REIT	$1,144,483
16,883	CBRE Group, Inc., Class A, REIT(2)	486,568
19,510	Crown Castle International Corp., REIT	1,687,615
4,020	Equinix, Inc., REIT	1,329,454
21,320	Equity Residential, REIT	1,599,640
3,836	Essex Property Trust, Inc., REIT	897,087
7,284	Extra Space Storage, Inc., REIT	680,763
4,100	Federal Realty Investment Trust, REIT	639,805
34,190	General Growth Properties, Inc., REIT	1,016,469
27,342	HCP, Inc., REIT	890,802
44,142	Host Hotels & Resorts, Inc., REIT	737,171
11,333	Iron Mountain, Inc., REIT	384,302
24,026	Kimco Realty Corp., REIT	691,468
7,394	Macerich Co. (The), REIT	585,901
30,709	Prologis, Inc., REIT	1,356,724
8,598	Public Storage, REIT	2,371,586
14,672	Realty Income Corp., REIT	917,147
18,077	Simon Property Group, Inc., REIT	3,754,412
5,799	SL Green Realty Corp., REIT	561,807
15,554	UDR, Inc., REIT	599,296
19,631	Ventas, Inc., REIT	1,235,968
10,412	Vornado Realty Trust, REIT	983,205
20,745	Welltower, Inc., REIT	1,438,458
46,105	Weyerhaeuser Co., REIT	1,428,333
		31,854,315
	Retailing - 5.4%
4,315	Advance Auto Parts, Inc.	691,867
22,558	Amazon.com, Inc.(2)	13,391,331
4,381	AutoNation, Inc.(2)	204,505
1,759	AutoZone, Inc.(2)	1,401,378
9,516	Bed Bath & Beyond, Inc.(2)	472,374
16,435	Best Buy Co., Inc.	533,151
11,423	CarMax, Inc.(2)	583,715
17,033	Dollar General Corp.	1,458,025
13,776	Dollar Tree, Inc.(2)	1,135,969
6,932	Expedia, Inc.	747,408
6,131	GameStop Corp., Class A	194,537
13,151	Gap, Inc. (The)	386,639
8,773	Genuine Parts Co.	871,685
74,065	Home Depot, Inc. (The)	9,882,493
11,179	Kohl’s Corp.	521,053
14,921	L Brands, Inc.	1,310,213
53,445	Lowe’s Cos., Inc.	4,048,459
18,048	Macy’s, Inc.	795,736
25,008	Netflix, Inc.(2)	2,556,568
7,441	Nordstrom, Inc.	425,700
5,671	O’Reilly Automotive, Inc.(2)	1,551,926
2,900	Priceline Group, Inc. (The)(2)	3,737,984
23,717	Ross Stores, Inc.	1,373,214
4,680	Signet Jewelers Ltd.	580,460
37,230	Staples, Inc.	410,647
35,176	Target Corp.	2,894,281
6,579	Tiffany & Co.	482,767

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.6% (continued)
	Retailing - 5.4% (continued)
39,100	TJX Cos., Inc. (The)	$3,063,485
7,812	Tractor Supply Co.	706,674
6,701	TripAdvisor, Inc.(2)	445,617
5,173	Urban Outfitters, Inc.(2)	171,175
		57,031,036
	Semiconductors & Semiconductor Equipment - 2.8%
18,137	Analog Devices, Inc.	1,073,529
65,992	Applied Materials, Inc.	1,397,711
21,657	Broadcom Ltd.	3,346,007
4,498	First Solar, Inc.(2)	307,978
275,985	Intel Corp.	8,928,115
9,064	KLA-Tencor Corp.	659,950
9,329	Lam Research Corp.	770,575
14,057	Linear Technology Corp.	626,380
11,812	Microchip Technology, Inc.	569,338
60,573	Micron Technology, Inc.(2)	634,199
30,005	NVIDIA Corp.	1,069,078
7,446	Qorvo, Inc.(2)	375,353
87,319	QUALCOMM, Inc.	4,465,494
11,246	Skyworks Solutions, Inc.	876,063
58,703	Texas Instruments, Inc.	3,370,726
14,934	Xilinx, Inc.	708,320
		29,178,816
	Software & Services - 12.4%
36,692	Accenture plc, Class A	4,234,257
29,615	Activision Blizzard, Inc.	1,002,172
29,114	Adobe Systems, Inc.(2)	2,730,893
10,346	Akamai Technologies, Inc.(2)	574,927
3,463	Alliance Data Systems Corp.(2)	761,860
17,097	Alphabet, Inc., Class A(2)	13,043,301
17,362	Alphabet, Inc., Class C(2)	12,933,822
13,146	Autodesk, Inc.(2)	766,543
26,671	Automatic Data Processing, Inc.	2,392,655
17,177	CA, Inc.	528,880
9,057	Citrix Systems, Inc.(2)	711,699
35,587	Cognizant Technology Solutions Corp., Class A(2)	2,231,305
8,052	CSRA, Inc.	216,599
63,350	eBay, Inc.(2)	1,511,531
18,053	Electronic Arts, Inc.(2)	1,193,484
134,088	Facebook, Inc., Class A(2)	15,299,441
16,118	Fidelity National Information Services, Inc.	1,020,431
13,021	Fiserv, Inc.(2)	1,335,694
51,667	International Business Machines Corp.	7,824,967
15,006	Intuit, Inc.	1,560,774
57,301	MasterCard, Inc., Class A	5,414,944
462,159	Microsoft Corp.	25,525,042
184,149	Oracle Corp.	7,533,536
18,832	Paychex, Inc.	1,017,116
65,005	PayPal Holdings, Inc.(2)	2,509,193
10,620	Red Hat, Inc.(2)	791,296
36,845	salesforce.com, Inc.(2)	2,720,266
38,125	Symantec Corp.	700,738
7,764	Teradata Corp.(2)	203,727

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.6% (continued)
	Software & Services - 12.4% (continued)
9,799	Total System Services, Inc.	$466,236
5,579	VeriSign, Inc.(2)	493,965
112,149	Visa, Inc., Class A	8,577,156
29,296	Western Union Co. (The)	565,120
55,333	Xerox Corp.	617,516
50,885	Yahoo!, Inc.(2)	1,873,077
		130,884,163
	Technology Hardware & Equipment - 5.6%
17,917	Amphenol Corp., Class A	1,035,961
323,975	Apple, Inc.	35,310,035
294,020	Cisco Systems, Inc.	8,370,749
65,201	Corning, Inc.	1,362,049
113,732	EMC Corp.	3,030,958
4,013	F5 Networks, Inc.(2)	424,776
7,913	FLIR Systems, Inc.	260,733
7,228	Harris Corp.	562,772
100,201	Hewlett Packard Enterprise Co.	1,776,564
100,847	HP, Inc.	1,242,435
20,624	Juniper Networks, Inc.	526,118
9,308	Motorola Solutions, Inc.	704,616
16,925	NetApp, Inc.	461,883
11,797	SanDisk Corp.	897,516
17,388	Seagate Technology plc	599,017
21,568	TE Connectivity Ltd.	1,335,490
13,695	Western Digital Corp.	646,952
		58,548,624
	Telecommunication Services - 2.8%
359,403	AT&T, Inc.	14,077,816
31,909	CenturyLink, Inc.	1,019,812
68,890	Frontier Communications Corp.	385,095
16,965	Level 3 Communications, Inc.(2)	896,600
238,025	Verizon Communications, Inc.	12,872,392
		29,251,715
	Transportation - 2.1%
35,232	American Airlines Group, Inc.	1,444,864
8,310	CH Robinson Worldwide, Inc.	616,851
56,256	CSX Corp.	1,448,592
45,476	Delta Air Lines, Inc.	2,213,772
10,578	Expeditors International of Washington, Inc.	516,312
14,972	FedEx Corp.	2,436,244
5,190	JB Hunt Transport Services, Inc.	437,206
6,398	Kansas City Southern	546,709
17,475	Norfolk Southern Corp.	1,454,794
3,086	Ryder System, Inc.	199,911
37,271	Southwest Airlines Co.	1,669,741
49,454	Union Pacific Corp.	3,934,066
21,003	United Continental Holdings, Inc.(2)	1,257,239
40,326	United Parcel Service, Inc., Class B	4,253,183
		22,429,484
	Utilities - 3.4%
38,533	AES Corp.	454,689
6,982	AGL Resources, Inc.	454,807

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.6% (continued)
	Utilities - 3.4% (continued)
14,090	Ameren Corp.	$705,909
28,693	American Electric Power Co., Inc.	1,905,215
10,436	American Water Works Co., Inc.	719,354
25,022	CenterPoint Energy, Inc.	523,460
16,091	CMS Energy Corp.	682,902
17,166	Consolidated Edison, Inc.	1,315,259
34,859	Dominion Resources, Inc.	2,618,608
10,538	DTE Energy Co.	955,375
40,239	Duke Energy Corp.	3,246,483
19,068	Edison International	1,370,799
10,366	Entergy Corp.	821,817
18,600	Eversource Energy	1,085,124
53,761	Exelon Corp.	1,927,869
24,867	FirstEnergy Corp.	894,466
26,915	NextEra Energy, Inc.	3,185,121
18,872	NiSource, Inc.	444,624
18,178	NRG Energy, Inc.	236,496
28,796	PG&E Corp.	1,719,697
6,439	Pinnacle West Capital Corp.	483,376
39,368	PPL Corp.	1,498,740
29,615	Public Service Enterprise Group, Inc.	1,396,051
8,299	SCANA Corp.	582,175
13,800	Sempra Energy	1,435,890
53,354	Southern Co. (The)	2,760,002
13,658	TECO Energy, Inc.	376,005
18,508	WEC Energy Group, Inc.	1,111,776
29,720	Xcel Energy, Inc.	1,242,890
		36,154,979
	Total Common Stocks (cost $607,454,648)	1,049,358,677
Exchange-Traded Funds - 0.0%
	Diversified Financial Services - 0.0%
200	Vanguard S&P 500 ETF	37,712
	Total Exchange-Traded Funds (cost $37,235)	37,712
	Total Long-Term Investments (cost $607,491,883)	1,049,396,389

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Short-Term Investments - 0.5%
	Repurchase Agreements - 0.5%
	RBC Capital Markets LLC TriParty Repurchase Agreement (maturing on 04/01/2016 in the amount of $4,918,031, collateralized by U.S. Treasury Note 1.75%, 2020, value of $4,995,015)
$4,918,000	0.23%, 03/31/2016		$4,918,000
	Total Short-Term investments (cost $4,918,000)		4,918,000
	Total Investments (cost $612,409,883)(4)	100.1%	$1,054,314,389
	Other Assets and Liabilities	(0.1)%	(740,189)
	Net Assets	100.0%	$1,053,574,200

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

(1)     See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)     Non-income producing.

(3)     Affiliated company as defined under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940. Hartford Investment Management Company, the Fund’s adviser, is an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. A summary of transactions for the three-month period ended March 31, 2016 is as follows:

Company	Beginning Value At January 1, 2016	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Ending Value At March 31, 2016

Hartford Financial Services Group, Inc. (The)	$1,082,762	$—	$73,964	$2,078	$4,995	$1,066,798

(4)     At March 31, 2016, the cost of securities for federal income tax purposes was $645,363,340, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$431,471,718
Unrealized Depreciation	(22,520,669)
Net Unrealized Appreciation	$408,951,049

Futures Contracts Outstanding at March 31, 2016

Description	Number of Contracts	Expiration Date	Aggregate Cost	Value	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 (E-Mini)	54	06/17/2016	$5,351,471	$5,539,050	$187,579

Cash of $510,000 was pledged as initial margin deposit and collateral for the daily variation margin loss on open futures contracts at March 31, 2016.

GLOSSARY:(abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poor’s

Other Abbreviations:
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

Diversification by Sector

as of March 31, 2016

Sector	Percentage of Net Assets

Equity Securities
Consumer Discretionary	12.9%
Consumer Staples	10.4
Energy	6.7
Financials	15.5
Health Care	14.2
Industrials	10.1
Information Technology	20.8
Materials	2.8
Telecommunication Services	2.8
Utilities	3.4

Total	99.6%

Short-Term Investments	0.5
Other assets and liabilities	(0.1)
Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (concluded)
March 31, 2016(Unaudited)

Investment Valuation Hierarchy Level Summary at March 31, 2016

Description	Total	Level 1(1)	Level 2(1)	Level 3

Assets:
Common Stocks(2)	$1,049,358,677	$1,049,358,677	$—	$—
Exchange-Traded Funds	37,712	37,712	—	—
Short-Term Investments	4,918,000	—	4,918,000	—

Total	$1,054,314,389	$1,049,396,389	$4,918,000	$—

Futures(3)	$187,579	$187,579	$—	$—

Total	$187,579	$187,579	$—	$—

(1)    For the three-month period ended March 31, 2016, there were no transfers between any levels.

(2)    Refer to the Schedule of Investments for further industry breakout.

(3)    Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 23.0%
	Automobiles & Components - 0.2%
937	BorgWarner, Inc.	$35,981
1,178	Delphi Automotive plc	88,374
16,618	Ford Motor Co.	224,343
5,991	General Motors Co.	188,297
1,126	Goodyear Tire & Rubber Co. (The)	37,135
789	Harley-Davidson, Inc.	40,499
2,766	Johnson Controls, Inc.	107,791
		722,420
	Banks - 1.2%
43,987	Bank of America Corp.	594,704
3,325	BB&T Corp.	110,623
12,560	Citigroup, Inc.	524,380
2,256	Citizens Financial Group, Inc.	47,263
736	Comerica, Inc.	27,872
3,351	Fifth Third Bancorp	55,928
3,406	Huntington Bancshares, Inc.	32,493
15,635	JPMorgan Chase & Co.	925,905
3,571	KeyCorp	39,424
677	M&T Bank Corp.	75,147
1,327	People’s United Financial, Inc.	21,139
2,132	PNC Financial Services Group, Inc. (The)	180,303
5,488	Regions Financial Corp.	43,081
2,158	SunTrust Banks, Inc.	77,861
6,959	US Bancorp	282,466
19,680	Wells Fargo & Co.	951,725
868	Zions Bancorp	21,014
		4,011,328
	Capital Goods - 1.7%
2,579	3M Co.	429,739
410	Allegion plc	26,121
1,002	AMETEK, Inc.	50,080
2,654	Boeing Co. (The)	336,899
2,483	Caterpillar, Inc.	190,049
688	Cummins, Inc.	75,639
2,549	Danaher Corp.	241,798
1,276	Deere & Co.	98,239
663	Dover Corp.	42,651
1,955	Eaton Corp. plc	122,305
2,743	Emerson Electric Co.	149,164
1,223	Fastenal Co.	59,927
559	Flowserve Corp.	24,825
591	Fluor Corp.	31,737
1,247	General Dynamics Corp.	163,818
39,748	General Electric Co.	1,263,589
3,279	Honeywell International, Inc.	367,412
1,396	Illinois Tool Works, Inc.	143,006
1,089	Ingersoll-Rand plc	67,529
524	Jacobs Engineering Group, Inc.(2)	22,820
329	L-3 Communications Holdings, Inc.	38,986
1,120	Lockheed Martin Corp.	248,080
1,415	Masco Corp.	44,502
771	Northrop Grumman Corp.	152,581
1,497	PACCAR, Inc.	81,871

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 23.0% (continued)
	Capital Goods - 1.7% (continued)
574	Parker-Hannifin Corp.	$63,760
772	Pentair plc	41,889
676	Quanta Services, Inc.(2)	15,251
1,274	Raytheon Co.	156,231
557	Rockwell Automation, Inc.	63,359
554	Rockwell Collins, Inc.	51,084
431	Roper Technologies, Inc.	78,774
248	Snap-on, Inc.	38,933
646	Stanley Black & Decker, Inc.	67,966
1,149	Textron, Inc.	41,893
385	United Rentals, Inc.(2)	23,943
3,315	United Technologies Corp.	331,831
243	WW Grainger, Inc.	56,723
767	Xylem, Inc.	31,370
		5,536,374
	Commercial & Professional Services - 0.2%
705	ADT Corp. (The)	29,088
374	Cintas Corp.	33,589
152	Dun & Bradstreet Corp. (The)	15,668
507	Equifax, Inc.	57,945
1,543	Nielsen Holdings plc	81,254
806	Pitney Bowes, Inc.	17,361
1,009	Republic Services, Inc.	48,079
550	Robert Half International, Inc.	25,619
363	Stericycle, Inc.(2)	45,807
1,807	Tyco International plc	66,335
656	Verisk Analytics, Inc.(2)	52,428
1,763	Waste Management, Inc.	104,017
		577,190
	Consumer Durables & Apparel - 0.3%
1,186	Coach, Inc.	47,547
1,403	DR Horton, Inc.	42,413
505	Garmin Ltd.	20,180
1,675	Hanesbrands, Inc.	47,469
304	Harman International Industries, Inc.	27,068
480	Hasbro, Inc.	38,448
582	Leggett & Platt, Inc.	28,169
766	Lennar Corp., Class A	37,044
1,451	Mattel, Inc.	48,782
757	Michael Kors Holdings Ltd.(2)	43,119
272	Mohawk Industries, Inc.(2)	51,925
1,142	Newell Rubbermaid, Inc.	50,579
5,752	NIKE, Inc., Class B	353,575
1,358	PulteGroup, Inc.	25,408
345	PVH Corp.	34,176
243	Ralph Lauren Corp.	23,391
770	Under Armour, Inc., Class A(2)	65,319
1,446	VF Corp.	93,643
329	Whirlpool Corp.	59,332
		1,137,587
	Consumer Services - 0.4%
1,919	Carnival Corp.	101,266

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 23.0% (continued)
	Consumer Services - 0.4% (continued)
127	Chipotle Mexican Grill, Inc.(2)	$59,813
493	Darden Restaurants, Inc.	32,686
1,009	H&R Block, Inc.	26,658
813	Marriott International, Inc., Class A	57,869
3,841	McDonald’s Corp.	482,737
724	Royal Caribbean Cruises Ltd.	59,476
6,296	Starbucks Corp.	375,871
721	Starwood Hotels & Resorts Worldwide, Inc.	60,153
483	Wyndham Worldwide Corp.	36,916
347	Wynn Resorts Ltd.	32,420
1,742	Yum! Brands, Inc.	142,583
		1,468,448
	Diversified Financials - 1.1%
231	Affiliated Managers Group, Inc.(2)	37,514
3,492	American Express Co.	214,409
717	Ameriprise Financial, Inc.	67,405
4,586	Bank of New York Mellon Corp. (The)	168,902
7,982	Berkshire Hathaway, Inc., Class B(2)	1,132,486
538	BlackRock, Inc.	183,227
2,247	Capital One Financial Corp.	155,740
5,122	Charles Schwab Corp. (The)	143,518
1,441	CME Group, Inc.	138,408
1,762	Discover Financial Services	89,721
1,213	E*TRADE Financial Corp.(2)	29,706
1,580	Franklin Resources, Inc.	61,699
1,674	Goldman Sachs Group, Inc. (The)	262,785
506	Intercontinental Exchange, Inc.	118,981
1,761	Invesco Ltd.	54,186
461	Legg Mason, Inc.	15,987
1,425	Leucadia National Corp.	23,042
1,130	McGraw Hill Financial, Inc.	111,847
719	Moody’s Corp.	69,427
6,511	Morgan Stanley	162,840
492	NASDAQ, Inc.	32,659
1,472	Navient Corp.	17,620
917	Northern Trust Corp.	59,761
1,699	State Street Corp.	99,426
3,538	Synchrony Financial(2)	101,399
1,062	T Rowe Price Group, Inc.	78,015
		3,630,710
	Energy - 1.6%
2,165	Anadarko Petroleum Corp.	100,824
1,611	Apache Corp.	78,633
1,864	Baker Hughes, Inc.	81,699
1,956	Cabot Oil & Gas Corp.	44,421
817	Cameron International Corp.(2)	54,780
2,171	Chesapeake Energy Corp.	8,945
8,022	Chevron Corp.	765,299
404	Cimarex Energy Co.	39,297
1,714	Columbia Pipeline Group, Inc.	43,021
552	Concho Resources, Inc.(2)	55,774
5,266	ConocoPhillips	212,062
2,180	Devon Energy Corp.	59,819

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 23.0% (continued)
	Energy - 1.6% (continued)
259	Diamond Offshore Drilling, Inc.	$5,628
2,342	EOG Resources, Inc.	169,982
685	EQT Corp.	46,073
17,689	Exxon Mobil Corp.	1,478,624
976	FMC Technologies, Inc.(2)	26,703
3,655	Halliburton Co.	130,557
461	Helmerich & Payne, Inc.	27,070
1,120	Hess Corp.	58,968
7,791	Kinder Morgan, Inc.	139,147
3,616	Marathon Oil Corp.	40,282
2,253	Marathon Petroleum Corp.	83,767
680	Murphy Oil Corp.	17,129
1,608	National Oilwell Varco, Inc.	50,009
849	Newfield Exploration Co.(2)	28,229
1,815	Noble Energy, Inc.	57,009
3,253	Occidental Petroleum Corp.	222,603
894	ONEOK, Inc.	26,695
1,999	Phillips 66	173,093
694	Pioneer Natural Resources Co.	97,674
723	Range Resources Corp.	23,411
5,338	Schlumberger Ltd.	393,677
1,695	Southwestern Energy Co.(2)	13,679
2,870	Spectra Energy Corp.	87,822
507	Tesoro Corp.	43,607
1,472	Transocean Ltd.	13,454
2,002	Valero Energy Corp.	128,408
2,916	Williams Cos., Inc. (The)	46,860
		5,174,734
	Food & Staples Retailing - 0.6%
1,874	Costco Wholesale Corp.	295,305
4,679	CVS Health Corp.	485,353
4,152	Kroger Co. (The)	158,814
2,228	Sysco Corp.	104,114
6,683	Wal-Mart Stores, Inc.	457,719
3,676	Walgreens Boots Allliance, Inc.	309,666
1,393	Whole Foods Market, Inc.	43,336
		1,854,307
	Food, Beverage & Tobacco - 1.3%
8,339	Altria Group, Inc.	522,522
2,530	Archer-Daniels-Midland Co.	91,864
426	Brown-Forman Corp., Class B	41,948
768	Campbell Soup Co.	48,991
16,598	Coca-Cola Co. (The)	769,981
893	Coca-Cola Enterprises, Inc.	45,311
1,850	ConAgra Foods, Inc.	82,547
749	Constellation Brands, Inc., Class A	113,166
799	Dr Pepper Snapple Group, Inc.	71,447
2,529	General Mills, Inc.	160,212
614	Hershey Co. (The)	56,543
1,154	Hormel Foods Corp.	49,899
512	JM Smucker Co. (The)	66,478
1,071	Kellogg Co.	81,985
2,533	Kraft Heinz Co. (The)	198,993

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 23.0% (continued)
	Food, Beverage & Tobacco - 1.3% (continued)
489	McCormick & Co., Inc.	$48,646
797	Mead Johnson Nutrition Co.	67,721
781	Molson Coors Brewing Co., Class B	75,117
6,684	Mondelez International, Inc., Class A	268,162
640	Monster Beverage Corp.(2)	85,363
6,157	PepsiCo, Inc.	630,969
6,600	Philip Morris International, Inc.	647,526
3,525	Reynolds American, Inc.	177,343
1,253	Tyson Foods, Inc., Class A	83,525
		4,486,259
	Health Care Equipment & Services - 1.2%
6,279	Abbott Laboratories	262,651
1,490	Aetna, Inc.	167,401
835	AmerisourceBergen Corp.	72,269
1,114	Anthem, Inc.	154,835
2,338	Baxter International, Inc.	96,045
903	Becton Dickinson and Co.	137,093
5,750	Boston Scientific Corp.(2)	108,158
1,405	Cardinal Health, Inc.	115,140
728	Centene Corp.(2)	44,823
1,287	Cerner Corp.(2)	68,160
1,090	Cigna Corp.	149,592
312	CR Bard, Inc.	63,233
702	DaVita HealthCare Partners, Inc.(2)	51,513
1,022	DENTSPLY SIRONA, Inc.	62,986
913	Edwards Lifesciences Corp.(2)	80,536
2,848	Express Scripts Holding Co.(2)	195,629
1,301	HCA Holdings, Inc.(2)	101,543
350	Henry Schein, Inc.(2)	60,421
1,058	Hologic, Inc.(2)	36,501
630	Humana, Inc.	115,259
159	Intuitive Surgical, Inc.(2)	95,567
433	Laboratory Corp. of America Holdings(2)	50,717
974	McKesson Corp.	153,161
5,991	Medtronic plc	449,325
357	Patterson Cos., Inc.	16,611
602	Quest Diagnostics, Inc.	43,013
1,208	St Jude Medical, Inc.	66,440
1,336	Stryker Corp.	143,339
426	Tenet Healthcare Corp.(2)	12,324
4,050	UnitedHealth Group, Inc.	522,045
384	Universal Health Services, Inc., Class B	47,892
404	Varian Medical Systems, Inc.(2)	32,328
765	Zimmer Biomet Holdings, Inc.	81,572
		3,858,122
	Household & Personal Products - 0.5%
553	Church & Dwight Co., Inc.	50,976
552	Clorox Co. (The)	69,585
3,806	Colgate-Palmolive Co.	268,894
943	Estee Lauder Cos., Inc. (The), Class A	88,934
1,538	Kimberly-Clark Corp.	206,876

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 23.0% (continued)
	Household & Personal Products - 0.5% (continued)
11,300	Procter & Gamble Co. (The)	$930,103
		1,615,368
	Insurance - 0.6%
1,790	Aflac, Inc.	113,021
1,612	Allstate Corp. (The)	108,600
4,897	American International Group, Inc.	264,683
1,151	Aon plc	120,222
272	Assurant, Inc.	20,985
1,964	Chubb Ltd.	234,010
631	Cincinnati Financial Corp.	41,242
1,686	Hartford Financial Services Group, Inc. (The)(3)	77,691
1,034	Lincoln National Corp.	40,533
1,130	Loews Corp.	43,234
2,217	Marsh & McLennan Cos., Inc.	134,771
4,673	MetLife, Inc.	205,332
1,145	Principal Financial Group, Inc.	45,170
2,499	Progressive Corp. (The)	87,815
1,899	Prudential Financial, Inc.	137,146
476	Torchmark Corp.	25,780
1,257	Travelers Cos., Inc. (The)	146,704
1,017	Unum Group	31,446
588	Willis Towers Watson PLC	69,772
1,252	XL Group plc	46,074
		1,994,231
	Materials - 0.6%
827	Air Products & Chemicals, Inc.	119,129
277	Airgas, Inc.	39,234
5,595	Alcoa, Inc.	53,600
379	Avery Dennison Corp.	27,330
608	Ball Corp.	43,344
996	CF Industries Holdings, Inc.	31,215
4,759	Dow Chemical Co. (The)	242,043
625	Eastman Chemical Co.	45,144
1,135	Ecolab, Inc.	126,575
3,713	EI du Pont de Nemours & Co.	235,107
571	FMC Corp.	23,051
5,344	Freeport-McMoRan, Inc.	55,257
343	International Flavors & Fragrances, Inc.	39,023
1,753	International Paper Co.	71,943
1,473	LyondellBasell Industries N.V., Class A	126,059
276	Martin Marietta Materials, Inc.	44,025
1,873	Monsanto Co.	164,337
1,511	Mosaic Co. (The)	40,797
2,262	Newmont Mining Corp.	60,124
1,351	Nucor Corp.	63,902
682	Owens-Illinois, Inc.(2)	10,885
1,137	PPG Industries, Inc.	126,764
1,214	Praxair, Inc.	138,942
828	Sealed Air Corp.	39,752
335	Sherwin-Williams Co. (The)	95,365
570	Vulcan Materials Co.	60,175

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 23.0% (continued)
	Materials - 0.6% (continued)
1,079	WestRock Co.	$42,114
		2,165,236
	Media - 0.7%
952	Cablevision Systems Corp., Class A	31,416
1,796	CBS Corp., Class B	98,942
10,365	Comcast Corp., Class A	633,094
638	Discovery Communications, Inc., Class A(2)	18,266
1,000	Discovery Communications, Inc., Class C(2)	27,000
1,704	Interpublic Group of Cos., Inc. (The)	39,107
1,655	News Corp., Class A	21,134
437	News Corp., Class B	5,790
1,017	Omnicom Group, Inc.	84,645
404	Scripps Networks Interactive, Inc., Class A	26,462
948	TEGNA, Inc.	22,240
1,207	Time Warner Cable, Inc.	246,976
3,366	Time Warner, Inc.	244,203
4,767	Twenty-First Century Fox, Inc., Class A	132,904
1,844	Twenty-First Century Fox, Inc., Class B	52,001
1,465	Viacom, Inc., Class B	60,475
6,395	Walt Disney Co. (The)	635,088
		2,379,743
	Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
6,863	AbbVie, Inc.	392,015
1,398	Agilent Technologies, Inc.	55,710
960	Alexion Pharmaceuticals, Inc.(2)	133,651
1,681	Allergan plc(2)	450,558
3,204	Amgen, Inc.	480,376
2,902	Baxalta, Inc.	117,241
932	Biogen, Inc.(2)	242,618
7,113	Bristol-Myers Squibb Co.	454,378
3,330	Celgene Corp.(2)	333,300
4,147	Eli Lilly & Co.	298,625
868	Endo International plc(2)	24,434
5,823	Gilead Sciences, Inc.	534,901
626	Illumina, Inc.(2)	101,481
11,756	Johnson & Johnson	1,271,999
480	Mallinckrodt plc(2)	29,414
11,824	Merck & Co., Inc.	625,608
1,749	Mylan N.V.(2)	81,066
463	PerkinElmer, Inc.	22,900
626	Perrigo Co. plc	80,084
25,767	Pfizer, Inc.	763,734
333	Regeneron Pharmaceuticals, Inc.(2)	120,027
1,690	Thermo Fisher Scientific, Inc.	239,287
1,050	Vertex Pharmaceuticals, Inc.(2)	83,465
343	Waters Corp.(2)	45,249
1,940	Zoetis, Inc.	86,000
		7,068,121
	Real Estate - 0.7%
1,807	American Tower Corp., REIT	184,983
669	Apartment Investment & Management Co., Class A, REIT	27,978
584	AvalonBay Communities, Inc., REIT	111,077

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 23.0% (continued)
	Real Estate - 0.7% (continued)
651	Boston Properties, Inc., REIT	$82,729
1,243	CBRE Group, Inc., Class A, REIT(2)	35,823
1,423	Crown Castle International Corp., REIT	123,090
293	Equinix, Inc., REIT	96,898
1,556	Equity Residential, REIT	116,747
279	Essex Property Trust, Inc., REIT	65,247
528	Extra Space Storage, Inc., REIT	49,347
297	Federal Realty Investment Trust, REIT	46,347
2,489	General Growth Properties, Inc., REIT	73,998
1,988	HCP, Inc., REIT	64,769
3,213	Host Hotels & Resorts, Inc., REIT	53,657
821	Iron Mountain, Inc., REIT	27,840
1,767	Kimco Realty Corp., REIT	50,854
535	Macerich Co. (The), REIT	42,393
2,239	Prologis, Inc., REIT	98,919
627	Public Storage, REIT	172,945
1,067	Realty Income Corp., REIT	66,698
1,318	Simon Property Group, Inc., REIT	273,735
426	SL Green Realty Corp., REIT	41,271
1,139	UDR, Inc., REIT	43,886
1,427	Ventas, Inc., REIT	89,844
758	Vornado Realty Trust, REIT	71,578
1,513	Welltower, Inc., REIT	104,911
3,365	Weyerhaeuser Co., REIT	104,248
		2,321,812
	Retailing - 1.3%
313	Advance Auto Parts, Inc.	50,186
1,645	Amazon.com, Inc.(2)	976,538
310	AutoNation, Inc.(2)	14,471
129	AutoZone, Inc.(2)	102,773
698	Bed Bath & Beyond, Inc.(2)	34,649
1,210	Best Buy Co., Inc.	39,252
840	CarMax, Inc.(2)	42,924
1,235	Dollar General Corp.	105,716
1,004	Dollar Tree, Inc.(2)	82,790
503	Expedia, Inc.	54,234
447	GameStop Corp., Class A	14,183
953	Gap, Inc. (The)	28,018
637	Genuine Parts Co.	63,292
5,402	Home Depot, Inc. (The)	720,789
812	Kohl’s Corp.	37,847
1,080	L Brands, Inc.	94,835
3,900	Lowe’s Cos., Inc.	295,425
1,327	Macy’s, Inc.	58,508
1,824	Netflix, Inc.(2)	186,468
549	Nordstrom, Inc.	31,408
414	O’Reilly Automotive, Inc.(2)	113,295
211	Priceline Group, Inc. (The)(2)	271,971
1,719	Ross Stores, Inc.	99,530
340	Signet Jewelers Ltd.	42,170
2,752	Staples, Inc.	30,355
2,567	Target Corp.	211,213
477	Tiffany & Co.	35,002

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 23.0% (continued)
	Retailing - 1.3% (continued)
2,854	TJX Cos., Inc. (The)	$223,611
566	Tractor Supply Co.	51,200
482	TripAdvisor, Inc.(2)	32,053
371	Urban Outfitters, Inc.(2)	12,276
		4,156,982
	Semiconductors & Semiconductor Equipment - 0.6%
1,321	Analog Devices, Inc.	78,190
4,812	Applied Materials, Inc.	101,918
1,579	Broadcom Ltd.	243,956
324	First Solar, Inc.(2)	22,184
20,122	Intel Corp.	650,947
667	KLA-Tencor Corp.	48,564
677	Lam Research Corp.	55,920
1,022	Linear Technology Corp.	45,540
868	Microchip Technology, Inc.	41,838
4,448	Micron Technology, Inc.(2)	46,571
2,185	NVIDIA Corp.	77,852
552	Qorvo, Inc.(2)	27,826
6,367	QUALCOMM, Inc.	325,608
816	Skyworks Solutions, Inc.	63,566
4,282	Texas Instruments, Inc.	245,872
1,083	Xilinx, Inc.	51,367
		2,127,719
	Software & Services - 2.9%
2,676	Accenture plc, Class A	308,810
2,156	Activision Blizzard, Inc.	72,959
2,124	Adobe Systems, Inc.(2)	199,231
747	Akamai Technologies, Inc.(2)	41,511
250	Alliance Data Systems Corp.(2)	55,000
1,247	Alphabet, Inc., Class A(2)	951,336
1,265	Alphabet, Inc., Class C(2)	942,362
954	Autodesk, Inc.(2)	55,628
1,950	Automatic Data Processing, Inc.	174,935
1,265	CA, Inc.	38,949
658	Citrix Systems, Inc.(2)	51,706
2,596	Cognizant Technology Solutions Corp., Class A(2)	162,769
589	CSRA, Inc.	15,844
4,620	eBay, Inc.(2)	110,233
1,317	Electronic Arts, Inc.(2)	87,067
9,776	Facebook, Inc., Class A(2)	1,115,442
1,174	Fidelity National Information Services, Inc.	74,326
949	Fiserv, Inc.(2)	97,348
3,766	International Business Machines Corp.	570,361
1,094	Intuit, Inc.	113,787
4,178	MasterCard, Inc., Class A	394,821
33,693	Microsoft Corp.	1,860,864
13,424	Oracle Corp.	549,176
1,372	Paychex, Inc.	74,102
4,740	PayPal Holdings, Inc.(2)	182,964
782	Red Hat, Inc.(2)	58,267
2,687	salesforce.com, Inc.(2)	198,381
2,757	Symantec Corp.	50,674
555	Teradata Corp.(2)	14,563

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 23.0% (continued)
	Software & Services - 2.9% (continued)
724	Total System Services, Inc.	$34,448
412	VeriSign, Inc.(2)	36,478
8,176	Visa, Inc., Class A	625,300
2,121	Western Union Co. (The)	40,914
4,069	Xerox Corp.	45,410
3,712	Yahoo!, Inc.(2)	136,639
		9,542,605
	Technology Hardware & Equipment - 1.3%
1,305	Amphenol Corp., Class A	75,455
23,622	Apple, Inc.	2,574,562
21,439	Cisco Systems, Inc.	610,368
4,721	Corning, Inc.	98,622
8,303	EMC Corp.	221,275
293	F5 Networks, Inc.(2)	31,014
591	FLIR Systems, Inc.	19,473
532	Harris Corp.	41,421
7,319	Hewlett Packard Enterprise Co.	129,766
7,343	HP, Inc.	90,466
1,488	Juniper Networks, Inc.	37,959
677	Motorola Solutions, Inc.	51,249
1,221	NetApp, Inc.	33,321
858	SanDisk Corp.	65,277
1,255	Seagate Technology plc	43,235
1,574	TE Connectivity Ltd.	97,462
991	Western Digital Corp.	46,815
		4,267,740
	Telecommunication Services - 0.6%
26,200	AT&T, Inc.	1,026,254
2,323	CenturyLink, Inc.	74,243
4,994	Frontier Communications Corp.	27,917
1,234	Level 3 Communications, Inc.(2)	65,217
17,352	Verizon Communications, Inc.	938,396
		2,132,027
	Transportation - 0.5%
2,568	American Airlines Group, Inc.	105,314
614	CH Robinson Worldwide, Inc.	45,577
4,100	CSX Corp.	105,575
3,319	Delta Air Lines, Inc.	161,569
781	Expeditors International of Washington, Inc.	38,120
1,092	FedEx Corp.	177,690
378	JB Hunt Transport Services, Inc.	31,843
466	Kansas City Southern	39,820
1,267	Norfolk Southern Corp.	105,478
222	Ryder System, Inc.	14,381
2,719	Southwest Airlines Co.	121,811
3,605	Union Pacific Corp.	286,778
1,529	United Continental Holdings, Inc.(2)	91,526
2,944	United Parcel Service, Inc., Class B	310,504
		1,635,986
	Utilities - 0.8%
2,810	AES Corp.	33,158
514	AGL Resources, Inc.	33,482

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 23.0% (continued)
	Utilities - 0.8% (continued)
1,037	Ameren Corp.	$51,954
2,091	American Electric Power Co., Inc.	138,842
756	American Water Works Co., Inc.	52,111
1,839	CenterPoint Energy, Inc.	38,472
1,184	CMS Energy Corp.	50,249
1,250	Consolidated Edison, Inc.	95,775
2,540	Dominion Resources, Inc.	190,805
767	DTE Energy Co.	69,536
2,931	Duke Energy Corp.	236,473
1,382	Edison International	99,352
763	Entergy Corp.	60,491
1,356	Eversource Energy	79,109
3,919	Exelon Corp.	140,535
1,806	FirstEnergy Corp.	64,962
1,962	NextEra Energy, Inc.	232,183
1,363	NiSource, Inc.	32,112
1,343	NRG Energy, Inc.	17,473
2,099	PG&E Corp.	125,352
474	Pinnacle West Capital Corp.	35,583
2,871	PPL Corp.	109,299
2,158	Public Service Enterprise Group, Inc.	101,728
611	SCANA Corp.	42,862
1,001	Sempra Energy	104,154
3,888	Southern Co. (The)	201,126
1,006	TECO Energy, Inc.	27,695
1,337	WEC Energy Group, Inc.	80,314
2,162	Xcel Energy, Inc.	90,415
		2,635,602
	Total Common Stocks (cost $61,824,012)	76,500,651
Exchange-Traded Funds - 0.1%
	Diversified Financial Services - 0.1%
2,078	Vanguard S&P 500 ETF (cost $390,066)	391,828
	Total Exchange-Traded Funds (cost $390,066)	391,828
Asset & Commercial Mortgage Backed Securities - 0.8%
	Banc of America Commercial Mortgage Trust
	Series 2006-3, Class A4
$11,959	5.89%, 07/10/2044(4)	11,960
	Series 2006-4, Class AM
60,000	5.68%, 07/10/2046	60,205
	Series 2006-5, Class A4
18,466	5.41%, 09/10/2047	18,582
	Series 2007-1, Class A4
21,857	5.45%, 01/15/2049	22,335
	Series 2007-3, Class A4
24,101	5.54%, 06/10/2049(4)	24,691
	Series 2007-4, Class A4
6,747	5.74%, 02/10/2051(4)	6,993
	Series 2007-5, Class A4
16,892	5.49%, 02/10/2051	17,464

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Asset & Commercial Mortgage Backed Securities - 0.8% (continued)
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2006-PW14, Class A4
$56,308	5.20%, 12/11/2038	$56,955
	Series 2007-PW15, Class A4
20,666	5.33%, 02/11/2044	21,090
	Series 2007-PW16, Class A4
47,042	5.72%, 06/11/2040(4)	48,187
	Series 2007-PW18, Class A4
25,000	5.70%, 06/11/2050	25,919
100,000	Chase Issuance Trust, Series 2013-A1, Class A1 1.30%, 02/18/2020	100,351
100,000	Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.65%, 09/20/2019	106,382
	Citigroup Commercial Mortgage Trust
	Series 2007-C6, Class A4
35,000	5.71%, 12/10/2049(4)	36,080
	Series 2008-C7, Class A4
17,015	6.14%, 12/10/2049(4)	17,806
	Series 2014-GC23, Class A4
50,000	3.62%, 07/10/2047	53,191
	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2006-CD3, Class A5
15,706	5.62%, 10/15/2048	15,746
	Series 2007-CD4, Class A4
19,235	5.32%, 12/11/2049	19,610
	Series 2007-CD5, Class A4
25,256	5.89%, 11/15/2044(4)	26,349
	Cobalt CMBS Commercial Mortgage Trust
	Series 2006-C1, Class A4
29,233	5.22%, 08/15/2048	29,530
	Series 2007-C2, Class A3
22,867	5.48%, 04/15/2047(4)	23,408
	Series 2007-C3, Class A4
21,119	5.76%, 05/15/2046(4)	21,834
	COMM Mortgage Trust
	Series 2013-CR9, Class A4,
35,000	4.23%, 07/10/2045(4)	39,159
	Series 2014-UBS5, Class A4
45,000	3.84%, 09/10/2047	48,500
	Series 2014-UBS6, Class A5
50,000	3.64%, 12/10/2047	53,175
	Series 2015-LC23, Class A4
35,000	3.77%, 10/10/2053	37,604
	Commercial Mortgage Pass-Through Certificates
	Series 2006-C7, Class A4
4,818	5.84%, 06/10/2046(4)	4,813
	Series 2006-C8, Class A4
15,330	5.31%, 12/10/2046	15,521
	Series 2007-C9, Class A4
13,694	5.81%, 12/10/2049(4)	14,221
	Series 2012-CR2, Class A4
30,000	3.15%, 08/15/2045	31,548
	Commercial Mortgage Trust
	Series 2006-GG7, Class A4
7,759	5.89%, 07/10/2038(4)	7,771

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Asset & Commercial Mortgage Backed Securities - 0.8% (continued)
	Commercial Mortgage Trust - (continued)
	Series 2007-GG11, Class A4
$19,941	5.74%, 12/10/2049	$20,731
	Series 2007-GG9, Class A4
29,481	5.44%, 03/10/2039	30,086
	Series 2013-LC6, Class A4
15,000	2.94%, 01/10/2046	15,480
	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4, Class A3
18,680	5.47%, 09/15/2039	18,819
	Series 2007-C3, Class A4
21,777	5.70%, 06/15/2039(4)	22,268
35,000	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4 3.81%, 11/15/2048	37,504
100,000	Ford Credit Automotive Owner Trust, Series 2013-A, Class A4, ABS 0.78%, 05/15/2018	99,940
30,000	GE Commercial Mortgage Corp., Series 2007-C1, Class A4 5.54%, 12/10/2049	30,431
10,000	GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5 2.94%, 02/10/2046	10,258
	GS Mortgage Securities Trust
	Series 2006-GG8, Class A4
17,722	5.56%, 11/10/2039	17,828
	Series 2007-GG10, Class A4
39,579	5.79%, 08/10/2045(4)	40,767
	Series 2012-GC6, Class A3
20,000	3.48%, 01/10/2045	21,258
	Series 2012-GCJ7, Class A4
50,000	3.38%, 05/10/2045	52,740
	Series 2013-GC12, Class A4
40,000	3.14%, 06/10/2046	41,595
	Series 2013-GC14, Class A5
35,000	4.24%, 08/10/2046	38,896
	Series 2013-GC16, Class A4
40,000	4.27%, 11/10/2046	44,450
	Series 2014-GC18, Class A4
40,000	4.07%, 01/10/2047	43,727
	Series 2015-GS1, Class A3
30,000	3.73%, 11/10/2048	32,133
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2006-LDP7, Class A4
42,920	5.94%, 04/17/2045(4)	42,899
	Series 2006-LDP9, Class A3
23,066	5.34%, 05/15/2047	23,416
	Series 2007-CB18, Class A4
31,212	5.44%, 06/12/2047	31,760
	Series 2007-CB20, Class A4
33,578	5.79%, 02/12/2051(4)	34,886
	Series 2007-LD11, Class A4
25,000	5.74%, 06/15/2049(4)	25,574
	Series 2007-LDPX, Class A3
18,023	5.42%, 01/15/2049	18,392
	Series 2011-C5, Class A3
10,000	4.17%, 08/15/2046	10,989

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Asset & Commercial Mortgage Backed Securities - 0.8% (continued)
	JPMBB Commercial Mortgage Securities Trust - (continued)
	Series 2014-C22, Class A4
$40,000	3.80%, 09/15/2047	$43,031
	LB-UBS Commercial Mortgage Trust
	Series 2006-C4, Class A4
2,736	5.86%, 06/15/2038(4)	2,735
	Series 2006-C6, Class A4
24,225	5.37%, 09/15/2039	24,400
	Series 2007-C1, Class A4
56,395	5.42%, 02/15/2040	57,370
	Series 2007-C7, Class A3
14,697	5.87%, 09/15/2045(4)	15,456
	ML-CFC Commercial Mortgage Trust
	Series 2006-2, Class A4
2,774	5.95%, 06/12/2046(4)	2,770
	Series 2006-4, Class A3
20,034	5.17%, 12/12/2049	20,251
	Series 2007-5, Class A4
21,377	5.38%, 08/12/2048	21,777
	Series 2007-9, Class A4
38,396	5.70%, 09/12/2049	39,809
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2014-C15, Class A4
40,000	4.05%, 04/15/2047	43,778
	Series 2014-C16, Class A5
50,000	3.89%, 06/15/2047	54,147
	Series 2015-C22, Class A4
30,000	3.31%, 04/15/2048	31,075
	Series 2015-C27, Class A4
30,000	3.75%, 12/15/2047	32,088
	Morgan Stanley Capital I Trust
	Series 2006-IQ12, Class A4
43,097	5.33%, 12/15/2043	43,473
	Series 2007-IQ14, Class A4
25,000	5.69%, 04/15/2049(4)	25,598
	Series 2007-IQ16, Class A4
21,071	5.81%, 12/12/2049	21,957
	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28, Class A4
33,561	5.57%, 10/15/2048	33,840
	Series 2006-C29, Class A4
23,730	5.31%, 11/15/2048	23,936
	Series 2007-C30, Class A5
25,000	5.34%, 12/15/2043	25,528
	Series 2007-C31, Class A4
25,000	5.51%, 04/15/2047	25,363
	Series 2007-C32, Class A3
25,000	5.70%, 06/15/2049(4)	25,577
	Series 2007-C34, Class A3
24,032	5.68%, 05/15/2046	24,735
40,000	WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A3 2.88%, 12/15/2045	41,134
	Total Asset & Commercial Mortgage Backed Securities (cost $2,555,140)	2,503,635

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.9%
	Advertising - 0.0%
$40,000	Omnicom Group, Inc. 3.63%, 05/01/2022	$41,990
	Aerospace/Defense - 0.2%
100,000	Boeing Co. (The) 4.88%, 02/15/2020	112,512
15,000	General Dynamics Corp. 3.88%, 07/15/2021	16,331
	Lockheed Martin Corp.
140,000	4.25%, 11/15/2019	153,398
75,000	4.85%, 09/15/2041	84,690
	Northrop Grumman Corp.
40,000	4.75%, 06/01/2043	44,979
20,000	5.05%, 08/01/2019	22,107
95,000	Raytheon Co. 3.13%, 10/15/2020	101,430
	United Technologies Corp.
65,000	4.50%, 04/15/2020	71,835
100,000	4.50%, 06/01/2042	108,349
		715,631
	Agriculture - 0.2%
140,000	Altria Group, Inc. 4.75%, 05/05/2021	158,783
33,000	Archer-Daniels-Midland Co. 4.02%, 04/16/2043	33,139
	Philip Morris International, Inc.
105,000	4.50%, 03/26/2020	116,450
75,000	4.50%, 03/20/2042	80,626
170,000	Reynolds American, Inc. 4.45%, 06/12/2025	187,041
		576,039
	Auto Manufacturers - 0.2%
18,000	Daimler Finance North America LLC 8.50%, 01/18/2031	27,591
130,000	Ford Motor Co. 7.45%, 07/16/2031	169,369
	General Motors Co.
100,000	3.50%, 10/02/2018	102,364
70,000	6.25%, 10/02/2043	74,763
	Toyota Motor Credit Corp.
	MTN
70,000	2.00%, 10/24/2018	71,263
90,000	3.40%, 09/15/2021	96,655
		542,005
	Auto Parts&Equipment - 0.0%
100,000	Johnson Controls, Inc. 5.00%, 03/30/2020	108,981
	Beverages - 0.3%
280,000	Anheuser-Busch InBev Finance, Inc. 3.65%, 02/01/2026	294,452
	Anheuser-Busch InBev Worldwide, Inc.
95,000	3.75%, 07/15/2042	90,255
225,000	5.38%, 01/15/2020	253,712

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.9% (continued)
	Beverages - 0.3% (continued)
	Coca-Cola Co. (The)
$60,000	1.65%, 03/14/2018	$60,903
100,000	3.15%, 11/15/2020	107,408
50,000	Diageo Capital plc 3.88%, 04/29/2043	50,780
	PepsiCo, Inc.
60,000	3.13%, 11/01/2020	63,921
65,000	5.50%, 01/15/2040	79,831
		1,001,262
	Biotechnology - 0.2%
	Amgen, Inc.
105,000	3.88%, 11/15/2021	113,805
25,000	4.40%, 05/01/2045	25,517
57,000	5.75%, 03/15/2040	67,131
160,000	Celgene Corp. 3.25%, 08/15/2022	165,220
	Gilead Sciences, Inc.
230,000	3.70%, 04/01/2024	246,776
20,000	4.40%, 12/01/2021	22,342
15,000	4.80%, 04/01/2044	16,427
		657,218
	Chemicals - 0.2%
50,000	CF Industries, Inc. 4.95%, 06/01/2043	43,517
	Dow Chemical Co. (The)
200,000	4.13%, 11/15/2021	217,865
25,000	4.38%, 11/15/2042	23,997
90,000	Eastman Chemical Co. 3.80%, 03/15/2025	92,281
45,000	Ecolab, Inc. 4.35%, 12/08/2021	49,681
20,000	EI du Pont de Nemours & Co. 5.60%, 12/15/2036	22,427
	LYB International Finance BV
50,000	4.00%, 07/15/2023	52,457
30,000	4.88%, 03/15/2044	29,911
25,000	Monsanto Co. 4.40%, 07/15/2044	23,208
35,000	Potash Corp. of Saskatchewan, Inc. 6.50%, 05/15/2019	39,159
20,000	PPG Industries, Inc. 3.60%, 11/15/2020	20,940
55,000	Praxair, Inc. 2.45%, 02/15/2022	56,371
		671,814
	Commercial Banks - 2.1%
	Bank of America Corp.
280,000	3.30%, 01/11/2023	282,353
445,000	5.00%, 05/13/2021	493,901
50,000	5.88%, 02/07/2042	60,595
150,000	Bank of Montreal 1.45%, 04/09/2018	149,800

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.9% (continued)
	Commercial Banks - 2.1% (continued)
$150,000	Bank of New York Mellon Corp. (The) 3.55%, 09/23/2021	$159,913
95,000	Bank of Nova Scotia 4.38%, 01/13/2021	104,386
270,000	Barclays PLC 2.88%, 06/08/2020	265,819
130,000	BB&T Corp. 5.25%, 11/01/2019	142,608
140,000	Capital One Financial Corp. 4.75%, 07/15/2021	153,415
	Citigroup, Inc.
210,000	2.65%, 10/26/2020	211,981
165,000	6.63%, 06/15/2032	192,703
	Cooperatieve Rabobank UA
195,000	4.50%, 01/11/2021	214,816
25,000	5.25%, 05/24/2041	29,832
350,000	Credit Suisse 5.30%, 08/13/2019	384,101
70,000	Deutsche Bank AG 3.70%, 05/30/2024	69,100
100,000	Fifth Third Bancorp 3.50%, 03/15/2022	104,137
	Goldman Sachs Group, Inc. (The)
435,000	3.85%, 07/08/2024	449,470
99,000	6.25%, 02/01/2041	123,090
350,000	HSBC Holdings plc 5.10%, 04/05/2021	384,996
	JPMorgan Chase & Co.
435,000	4.95%, 03/25/2020	480,059
90,000	5.50%, 10/15/2040	108,460
80,000	6.00%, 01/15/2018	86,156
155,000	6.30%, 04/23/2019	175,297
160,000	Landwirtschaftliche Rentenbank 1.88%, 09/17/2018	163,162
	Morgan Stanley
65,000	4.30%, 01/27/2045	65,406
575,000	5.50%, 07/28/2021	656,215
	PNC Funding Corp.
70,000	3.30%, 03/08/2022	73,283
150,000	5.13%, 02/08/2020	167,118
80,000	State Street Corp. 4.38%, 03/07/2021	88,251
180,000	US Bancorp 4.13%, 05/24/2021	197,746
	Wells Fargo & Co.
200,000	3.50%, 03/08/2022	213,203
270,000	4.60%, 04/01/2021	299,571
130,000	5.61%, 01/15/2044	150,649
		6,901,592

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.9% (continued)
	Commercial Services - 0.0%
$75,000	Princeton University 4.95%, 03/01/2019	$82,979
	Diversified Financial Services - 0.3%
148,000	American Express Co. 2.65%, 12/02/2022	147,535
105,000	BlackRock, Inc. 5.00%, 12/10/2019	117,474
130,000	Ford Motor Credit Co. LLC 6.63%, 08/15/2017	137,891
248,000	GE Capital International Funding Co. 2.34%, 11/15/2020(5)	254,061
90,000	General Electric Capital Corp. 5.88%, 01/14/2038	117,261
80,000	HSBC Finance Corp. 6.68%, 01/15/2021	91,761
	National Rural Utilities Cooperative Finance Corp.
110,000	3.05%, 02/15/2022	113,267
30,000	5.45%, 04/10/2017	31,322
		1,010,572
	Electric - 0.7%
40,000	Alabama Power Co. 6.00%, 03/01/2039	50,784
100,000	Berkshire Hathaway Energy Co. 6.13%, 04/01/2036	123,803
15,000	CenterPoint Energy Houston Electric LLC 3.55%, 08/01/2042	14,088
60,000	CMS Energy Corp. 5.05%, 03/15/2022	67,125
	Consolidated Edison Co. of New York, Inc.
80,000	3.95%, 03/01/2043	79,871
40,000	6.65%, 04/01/2019	45,513
	Dominion Resources, Inc.
140,000	4.45%, 03/15/2021	151,371
	Series C
45,000	4.90%, 08/01/2041	45,927
	Duke Energy Carolinas LLC
25,000	4.00%, 09/30/2042	25,800
35,000	5.30%, 02/15/2040	43,087
	Exelon Generation Co. LLC
75,000	4.00%, 10/01/2020	78,391
85,000	6.25%, 10/01/2039	87,779
85,000	Florida Power & Light Co. 5.69%, 03/01/2040	110,062
100,000	Georgia Power Co. 2.85%, 05/15/2022	101,623
25,000	Indiana Michigan Power Co. 6.05%, 03/15/2037	29,236
70,000	Kentucky Utilities Co. 5.13%, 11/01/2040	83,484
55,000	Nevada Power Co., Series R 6.75%, 07/01/2037	73,615
40,000	NiSource Finance Corp. 5.25%, 02/15/2043	45,527

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.9% (continued)
	Electric - 0.7% (continued)
$60,000	Northern States Power Co. 3.40%, 08/15/2042	$57,163
75,000	Ohio Power Co., Series M 5.38%, 10/01/2021	85,330
95,000	Oncor Electric Delivery Co. LLC 7.00%, 09/01/2022	117,609
135,000	Pacific Gas & Electric Co. 6.05%, 03/01/2034	172,143
130,000	Progress Energy, Inc. 4.40%, 01/15/2021	140,072
25,000	PSEG Power LLC 5.13%, 04/15/2020	27,033
25,000	Public Service Electric & Gas Co. 3.95%, 05/01/2042	25,794
32,000	San Diego Gas & Electric Co. 4.50%, 08/15/2040	35,633
40,000	South Carolina Electric & Gas Co. 6.05%, 01/15/2038	49,232
100,000	Southern California Edison Co. 4.50%, 09/01/2040	109,067
65,000	Xcel Energy, Inc. 4.70%, 05/15/2020	71,319
		2,147,481
	Electrical Components & Equipment - 0.0%
70,000	Emerson Electric Co. 4.88%, 10/15/2019	77,040
	Electronics - 0.1%
	Honeywell International, Inc.
80,000	4.25%, 03/01/2021	89,558
20,000	5.70%, 03/15/2037	25,278
18,000	Koninklijke Philips N.V. 6.88%, 03/11/2038	21,356
40,000	Thermo Fisher Scientific, Inc. 4.15%, 02/01/2024	42,167
		178,359
	Environmental Control - 0.1%
95,000	Republic Services, Inc. 5.00%, 03/01/2020	104,014
105,000	Waste Management, Inc. 4.75%, 06/30/2020	116,758
		220,772
	Food - 0.2%
7,000	ConAgra Foods, Inc. 7.00%, 04/15/2019	7,948
80,000	General Mills, Inc. 5.65%, 02/15/2019	88,924
45,000	Kellogg Co. 4.00%, 12/15/2020	48,792
183,000	Kraft Foods Group, Inc. 5.38%, 02/10/2020	204,272
75,000	Kraft Heinz Foods Co. 5.00%, 06/04/2042	81,641

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.9% (continued)
	Food - 0.2% (continued)
	Kroger Co. (The)
$70,000	6.80%, 12/15/2018	$78,986
40,000	7.50%, 04/01/2031	52,248
80,000	Mondelez International, Inc. 4.00%, 02/01/2024	85,892
50,000	Tyson Foods, Inc. 3.95%, 08/15/2024	53,303
20,000	Unilever Capital Corp. 5.90%, 11/15/2032	26,843
		728,849
	Forest Products&Paper - 0.0%
10,000	Georgia-Pacific LLC 7.75%, 11/15/2029	13,672
100,000	International Paper Co. 3.80%, 01/15/2026	101,970
		115,642
	Gas - 0.0%
8,000	Atmos Energy Corp. 5.50%, 06/15/2041	9,532
65,000	Sempra Energy 6.00%, 10/15/2039	74,198
		83,730
	Healthcare-Products - 0.2%
75,000	Becton Dickinson and Co. 4.69%, 12/15/2044	81,012
70,000	Boston Scientific Corp. 6.00%, 01/15/2020	79,015
	Covidien International Finance S.A.
45,000	3.20%, 06/15/2022	47,391
25,000	6.00%, 10/15/2017	26,823
	Medtronic, Inc.
305,000	3.50%, 03/15/2025	325,539
15,000	4.00%, 04/01/2043	15,373
60,000	Zimmer Biomet Holdings, Inc. 3.55%, 04/01/2025	60,624
		635,777
	Healthcare-Services - 0.2%
165,000	Aetna, Inc. 3.95%, 09/01/2020	176,488
90,000	Anthem, Inc. 4.65%, 01/15/2043	89,142
	Cigna Corp.
50,000	4.00%, 02/15/2022	53,075
10,000	5.38%, 02/15/2042	10,994
40,000	Quest Diagnostics, Inc. 4.70%, 04/01/2021	43,449
125,000	UnitedHealth Group, Inc. 6.88%, 02/15/2038	175,411
		548,559

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.9% (continued)
	Household Products - 0.1%
$90,000	Colgate-Palmolive Co. 2.30%, 05/03/2022	$93,079
	Procter & Gamble Co. (The)
115,000	4.70%, 02/15/2019	126,504
20,000	5.55%, 03/05/2037	26,287
		245,870
	Household Products/Wares - 0.0%
	Kimberly-Clark Corp.
12,000	5.30%, 03/01/2041	14,854
90,000	6.13%, 08/01/2017	96,161
		111,015
	Insurance - 0.4%
75,000	ACE INA Holdings, Inc. 2.88%, 11/03/2022	77,393
45,000	Allstate Corp. (The) 5.55%, 05/09/2035	53,498
90,000	American International Group, Inc. 4.50%, 07/16/2044	84,882
20,000	Aon Corp. 5.00%, 09/30/2020	22,121
225,000	Berkshire Hathaway Finance Corp. 5.40%, 05/15/2018	245,302
75,000	Berkshire Hathaway, Inc. 4.50%, 02/11/2043	81,953
90,000	Chubb Corp. (The) 5.75%, 05/15/2018	98,995
115,000	Chubb INA Holdings, Inc. 2.70%, 03/13/2023	116,211
60,000	Lincoln National Corp. 4.00%, 09/01/2023	61,035
35,000	Marsh & McLennan Cos., Inc. 4.80%, 07/15/2021	38,623
	MetLife, Inc.
90,000	5.70%, 06/15/2035	104,996
120,000	7.72%, 02/15/2019	139,274
70,000	Principal Financial Group, Inc. 3.30%, 09/15/2022	71,089
	Prudential Financial, Inc.
145,000	5.38%, 06/21/2020	161,870
45,000	5.80%, 11/16/2041	50,782
30,000	Travelers Cos., Inc. (The) 4.60%, 08/01/2043	33,815
		1,441,839
	Iron/Steel - 0.0%
90,000	Vale Overseas Ltd. 6.88%, 11/10/2039	70,538
	IT Services - 0.3%
	Apple, Inc.
445,000	2.40%, 05/03/2023	447,706
45,000	3.45%, 02/09/2045	40,642
30,000	EMC Corp. 2.65%, 06/01/2020	28,114

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.9% (continued)
	IT Services - 0.3% (continued)
$170,000	Hewlett Packard Enterprise Co. 4.40%, 10/15/2022(5)	$177,612
45,000	HP, Inc. 4.30%, 06/01/2021	46,835
	International Business Machines Corp.
105,000	5.60%, 11/30/2039	129,568
100,000	5.70%, 09/14/2017	106,773
		977,250
	Machinery-Construction & Mining - 0.1%
	Caterpillar, Inc.
20,000	3.80%, 08/15/2042	19,415
185,000	3.90%, 05/27/2021	202,688
		222,103
	Machinery-Diversified - 0.1%
30,000	Deere & Co. 3.90%, 06/09/2042	29,752
165,000	John Deere Capital Corp. 2.80%, 09/18/2017	168,673
		198,425
	Media - 0.4%
131,000	21st Century Fox America, Inc. 6.40%, 12/15/2035	160,283
90,000	CBS Corp. 3.70%, 08/15/2024	92,715
	Comcast Corp.
90,000	4.65%, 07/15/2042	100,112
305,000	5.15%, 03/01/2020	343,189
55,000	7.05%, 03/15/2033	75,737
	Discovery Communications LLC
30,000	4.88%, 04/01/2043	26,369
20,000	5.05%, 06/01/2020	21,419
	Time Warner Cable, Inc.
245,000	4.00%, 09/01/2021	256,372
65,000	6.75%, 07/01/2018	71,515
160,000	Time Warner, Inc. 6.50%, 11/15/2036	185,610
118,000	Viacom, Inc. 4.38%, 03/15/2043	91,218
35,000	Walt Disney Co. (The) 4.13%, 12/01/2041	37,180
		1,461,719
	Mining - 0.1%
25,000	Barrick Gold Corp. 5.25%, 04/01/2042	21,519
	BHP Billiton Finance USA Ltd.
80,000	3.85%, 09/30/2023	82,390
15,000	4.13%, 02/24/2042	13,720
5,000	Newmont Mining Corp. 6.25%, 10/01/2039	4,997
	Rio Tinto Finance USA Ltd.
145,000	3.75%, 09/20/2021	150,496
25,000	5.20%, 11/02/2040	25,555

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.9% (continued)
	Mining - 0.1% (continued)
$55,000	Southern Copper Corp. 6.75%, 04/16/2040	$53,442
		352,119
	Miscellaneous Manufacturer - 0.1%
25,000	3M Co. 5.70%, 03/15/2037	32,496
115,000	Eaton Corp. 2.75%, 11/02/2022	115,057
	General Electric Co.
67,000	4.13%, 10/09/2042	70,658
120,000	5.25%, 12/06/2017	128,595
35,000	Illinois Tool Works, Inc. 3.90%, 09/01/2042	35,375
100,000	Newell Rubbermaid, Inc. 4.20%, 04/01/2026	104,604
		486,785
	Multi-National - 0.5%
	Asian Development Bank
100,000	1.75%, 09/11/2018	101,820
90,000	2.00%, 01/22/2025	90,398
730,000	European Investment Bank 2.88%, 09/15/2020	774,889
410,000	Inter-American Development Bank 3.88%, 02/14/2020	448,413
237,000	International Bank for Reconstruction & Development 7.63%, 01/19/2023	324,448
		1,739,968
	Office/Business Equipment - 0.0%
20,000	Xerox Corp. 6.35%, 05/15/2018	21,340
	Oil&Gas - 0.8%
50,000	Apache Corp. 5.10%, 09/01/2040	45,367
190,000	BP Capital Markets plc 3.25%, 05/06/2022	195,535
	Canadian Natural Resources Ltd.
60,000	5.70%, 05/15/2017	61,849
40,000	6.50%, 02/15/2037(6)	37,435
	Chevron Corp.
35,000	2.36%, 12/05/2022	34,976
150,000	2.43%, 06/24/2020	153,145
108,000	ConocoPhillips 6.50%, 02/01/2039	118,093
65,000	Devon Financing Co. LLC 7.88%, 09/30/2031(6)	63,738
50,000	Ensco plc 4.70%, 03/15/2021	34,894
40,000	Exxon Mobil Corp. 3.57%, 03/06/2045	38,893
53,000	Hess Corp. 5.60%, 02/15/2041	47,079

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.9% (continued)
	Oil&Gas - 0.8% (continued)
$60,000	Kerr-McGee Corp. 6.95%, 07/01/2024	$63,508
15,000	Marathon Oil Corp. 6.60%, 10/01/2037(6)	12,359
	Marathon Petroleum Corp.
35,000	5.00%, 09/15/2054	27,394
15,000	5.13%, 03/01/2021	15,604
50,000	Nexen Energy ULC 7.50%, 07/30/2039	64,596
60,000	Noble Energy, Inc. 6.00%, 03/01/2041(6)	55,946
40,000	Occidental Petroleum Corp. 4.10%, 02/01/2021	43,210
	Petroleos Mexicanos
185,000	5.75%, 03/01/2018	194,712
195,000	6.50%, 06/02/2041	183,593
	Phillips 66
35,000	4.30%, 04/01/2022	37,263
45,000	4.88%, 11/15/2044	45,082
	Shell International Finance BV
85,000	3.63%, 08/21/2042	76,074
170,000	4.30%, 09/22/2019	183,908
	Statoil ASA
35,000	5.10%, 08/17/2040	38,409
255,000	5.25%, 04/15/2019	280,310
60,000	Suncor Energy, Inc. 6.50%, 06/15/2038	64,546
95,000	Total Capital S.A. 4.25%, 12/15/2021	102,924
140,000	Valero Energy Corp. 6.13%, 02/01/2020	153,720
		2,474,162
	Oil&Gas Services - 0.0%
46,000	Baker Hughes, Inc. 5.13%, 09/15/2040	46,122
	National Oilwell Varco, Inc.
50,000	2.60%, 12/01/2022	42,600
15,000	3.95%, 12/01/2042	10,683
		99,405
	Pharmaceuticals - 0.5%
70,000	Abbott Laboratories 2.95%, 03/15/2025	70,720
320,000	AbbVie, Inc. 2.90%, 11/06/2022	325,653
	Actavis Funding SCS
125,000	3.85%, 06/15/2024	131,016
60,000	4.75%, 03/15/2045	63,102
	AstraZeneca plc
60,000	5.90%, 09/15/2017	64,005
35,000	6.45%, 09/15/2037	46,529

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.9% (continued)
	Pharmaceuticals - 0.5% (continued)
$25,000	Bristol-Myers Squibb Co. 3.25%, 08/01/2042	$23,279
125,000	Express Scripts Holding Co. 4.75%, 11/15/2021	135,805
	GlaxoSmithKline Capital, Inc.
40,000	2.80%, 03/18/2023	41,479
47,000	6.38%, 05/15/2038	63,694
75,000	Johnson & Johnson 5.95%, 08/15/2037	101,620
	McKesson Corp.
70,000	3.80%, 03/15/2024	73,072
50,000	4.75%, 03/01/2021	54,677
100,000	Merck & Co., Inc. 3.60%, 09/15/2042	100,089
145,000	Novartis Capital Corp. 2.40%, 09/21/2022	148,493
100,000	Pfizer, Inc. 6.20%, 03/15/2019	113,819
20,000	Sanofi 4.00%, 03/29/2021	21,993
28,000	Teva Pharmaceutical Finance IV BV 3.65%, 11/10/2021	29,181
55,000	Wyeth LLC 5.95%, 04/01/2037	70,665
		1,678,891
	Pipelines - 0.3%
	Energy Transfer Partners L.P.
135,000	6.50%, 02/01/2042	122,562
64,000	9.00%, 04/15/2019	68,285
	Enterprise Products Operating LLC
100,000	4.45%, 02/15/2043	89,245
20,000	4.85%, 03/15/2044	18,762
	Kinder Morgan Energy Partners L.P.
35,000	4.70%, 11/01/2042	27,495
177,000	6.38%, 03/01/2041	167,789
65,000	ONEOK Partners L.P. 6.65%, 10/01/2036	60,463
65,000	Plains All American Pipeline L.P. / PAA Finance Corp. 6.65%, 01/15/2037	60,140
60,000	Southern Natural Gas Co. LLC 5.90%, 04/01/2017(5)	61,880
	TransCanada PipeLines Ltd.
125,000	3.75%, 10/16/2023	123,335
55,000	3.80%, 10/01/2020	57,056
20,000	Transcontinental Gas Pipe Line Co. LLC 4.45%, 08/01/2042	15,303
	Williams Partners L.P.
125,000	4.13%, 11/15/2020	113,531
40,000	6.30%, 04/15/2040	33,030
		1,018,876
	Real Estate Investment Trusts - 0.2%
100,000	Boston Properties L.P. 5.88%, 10/15/2019	111,844

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.9% (continued)
	Real Estate Investment Trusts - 0.2% (continued)
$31,000	ERP Operating L.P. 5.75%, 06/15/2017	$32,644
160,000	HCP, Inc. 6.70%, 01/30/2018	172,294
220,000	Simon Property Group L.P. 5.65%, 02/01/2020	248,648
	Welltower, Inc.
40,000	3.75%, 03/15/2023	39,957
55,000	5.25%, 01/15/2022	60,058
40,000	Weyerhaeuser Co. 7.38%, 03/15/2032	48,858
		714,303
	Retail - 0.4%
290,000	CVS Health Corp. 4.00%, 12/05/2023	319,691
	Home Depot, Inc. (The)
160,000	2.70%, 04/01/2023	166,173
60,000	5.88%, 12/16/2036	78,073
70,000	Lowe’s Cos., Inc. 6.65%, 09/15/2037	95,516
	McDonald’s Corp.
49,000	3.70%, 02/15/2042	45,260
80,000	5.35%, 03/01/2018	86,091
140,000	Target Corp. 2.30%, 06/26/2019	144,957
	Wal-Mart Stores, Inc.
50,000	3.25%, 10/25/2020	53,969
50,000	4.25%, 04/15/2021	56,102
171,000	5.63%, 04/15/2041	221,116
30,000	Walgreen Co. 3.10%, 09/15/2022	30,277
40,000	Walgreens Boots Alliance, Inc. 4.80%, 11/18/2044	39,753
		1,336,978
	Semiconductors - 0.1%
160,000	Intel Corp. 2.70%, 12/15/2022	164,945
85,000	QUALCOMM, Inc. 3.45%, 05/20/2025	87,973
80,000	Texas Instruments, Inc. 1.65%, 08/03/2019	80,927
		333,845
	Software - 0.2%
	Microsoft Corp.
115,000	3.13%, 11/03/2025	120,761
70,000	4.00%, 02/12/2055	68,753
85,000	5.20%, 06/01/2039	102,618
	Oracle Corp.
55,000	4.13%, 05/15/2045	56,192
110,000	5.38%, 07/15/2040	130,685

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.9% (continued)
	Software - 0.2% (continued)
$170,000	Visa, Inc. 3.15%, 12/14/2025	$177,459
		656,468
	Telecommunications - 0.8%
90,000	America Movil S.A.B. de C.V. 6.13%, 11/15/2037	104,475
25,000	AT&T Mobility LLC 7.13%, 12/15/2031	31,083
	AT&T, Inc.
310,000	2.63%, 12/01/2022	306,989
45,000	4.75%, 05/15/2046	43,896
55,000	5.00%, 03/01/2021	61,327
50,000	5.15%, 03/15/2042	50,398
138,000	5.35%, 09/01/2040	145,102
43,000	British Telecommunications plc 9.63%, 12/15/2030	67,212
320,000	Cisco Systems, Inc. 4.45%, 01/15/2020	354,665
37,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	55,471
	Orange S.A.
80,000	5.38%, 07/08/2019	88,971
25,000	5.38%, 01/13/2042	29,150
11,000	Qwest Corp. 6.88%, 09/15/2033	10,725
	Rogers Communications, Inc.
30,000	4.50%, 03/15/2043	30,153
50,000	6.80%, 08/15/2018	55,670
100,000	Telefonica Emisiones SAU 5.46%, 02/16/2021	113,605
	Verizon Communications, Inc.
140,000	2.63%, 02/21/2020	144,051
161,000	5.01%, 08/21/2054	161,520
350,000	5.15%, 09/15/2023	403,975
70,000	6.35%, 04/01/2019	79,310
14,000	6.55%, 09/15/2043	18,441
	Vodafone Group plc
95,000	5.45%, 06/10/2019	104,724
20,000	6.15%, 02/27/2037	22,514
		2,483,427
	Transportation - 0.3%
	Burlington Northern Santa Fe LLC
47,000	4.38%, 09/01/2042	49,730
45,000	4.45%, 03/15/2043	48,388
170,000	4.70%, 10/01/2019	187,864
40,000	Canadian National Railway Co. 2.85%, 12/15/2021	41,680
	Canadian Pacific Railway Co.
60,000	4.45%, 03/15/2023	64,265
8,000	7.13%, 10/15/2031	10,290
	CSX Corp.
85,000	3.70%, 10/30/2020	90,280
105,000	4.25%, 06/01/2021	114,766

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 10.9% (continued)
	Transportation - 0.3% (continued)
$70,000	FedEx Corp. 4.10%, 02/01/2045	$66,587
50,000	Norfolk Southern Corp. 4.84%, 10/01/2041	54,453
	Union Pacific Corp.
60,000	4.00%, 02/01/2021	65,685
34,000	4.82%, 02/01/2044	38,239
110,000	United Parcel Service, Inc. 3.13%, 01/15/2021	117,736
		949,963
	Total Corporate Bonds (cost $35,692,015)	36,121,581
Foreign Government Obligations - 0.9%
	Canada - 0.2%
70,000	Hydro-Quebec 8.40%, 01/15/2022	92,516
105,000	Province of British Columbia 2.65%, 09/22/2021	110,344
85,000	Province of Manitoba 2.10%, 09/06/2022	85,470
165,000	Province of Ontario 4.40%, 04/14/2020	182,875
50,000	Province of Quebec 7.50%, 09/15/2029	74,486
		545,691
	Colombia - 0.0%
100,000	Colombia Government International Bond 8.13%, 05/21/2024	124,800
	Germany - 0.3%
	KFW
210,000	2.13%, 01/17/2023	214,715
561,000	4.00%, 01/27/2020	614,951
		829,666
	Italy - 0.0%
45,000	Italy Government International Bond 5.38%, 06/15/2033	52,756
	Mexico - 0.1%
	Mexico Government International Bond
34,000	5.13%, 01/15/2020	37,315
212,000	6.05%, 01/11/2040	248,570
		285,885
	Panama - 0.0%
50,000	Panama Government International Bond 6.70%, 01/26/2036	63,750
	Peru - 0.0%
75,000	Peruvian Government International Bond 5.63%, 11/18/2050	84,375
	Philippines - 0.1%
	Philippine Government International Bond
120,000	4.00%, 01/15/2021	131,747

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Foreign Government Obligations - 0.9% (continued)
	Philippines - 0.1% (continued)
	Philippine Government International Bond - (continued)
$100,000	6.38%, 10/23/2034	$141,186
		272,933
	Poland - 0.1%
140,000	Poland Government International Bond 5.00%, 03/23/2022	156,303
	South Africa - 0.0%
100,000	South Africa Government International Bond 6.88%, 05/27/2019	109,856
	Turkey - 0.1%
	Turkey Government International Bond
110,000	6.75%, 05/30/2040	128,986
150,000	7.38%, 02/05/2025	179,775
		308,761
	Total Foreign Government Obligations (cost $2,770,307)	2,834,776
Municipal Bonds - 0.3%
	Airport Revenues - 0.0%
5,000	Cnty. of Clark Department of Aviation 6.82%, 07/01/2045	7,422
	General Obligations - 0.2%
	California State GO,
55,000	7.55%, 04/01/2039	84,207
105,000	7.60%, 11/01/2040	163,255
45,000	Connecticut State, GO 5.85%, 03/15/2032	55,576
105,000	llinois State, GO 5.10%, 06/01/2033	98,191
15,000	Massachusetts State, GO 5.46%, 12/01/2039	18,946
25,000	Mississippi State, GO 5.25%, 11/01/2034	29,725
15,000	New York, NY, GO 5.85%, 06/01/2040	19,698
30,000	Texas State, GO 5.52%, 04/01/2039	39,617
		509,215
	Higher Education (Universities, Dorms, etc.) - 0.0%
50,000	University of California Build America Bonds Rev., 5.77%, 05/15/2043	64,269
25,000	University of Texas System 4.79%, 08/15/2046	30,428
		94,697

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
Municipal Bonds - 0.3% (continued)
	Miscellaneous - 0.0%
$15,000	New Jersey State Economic Development Authority Lease Rev. 7.43%, 02/15/2029	$18,169
	Tax Allocation - 0.0%
20,000	New York State Dormitory Authority 5.60%, 03/15/2040	25,416
	Transportation - 0.1%
30,000	Bay Area Toll Authority 6.26%, 04/01/2049	42,322
	Metropolitan Transportation Authority
20,000	5.87%, 11/15/2039	24,376
25,000	6.55%, 11/15/2031	32,887
15,000	6.65%, 11/15/2039	20,195
	New Jersey State Turnpike Authority
45,000	7.10%, 01/01/2041	64,768
15,000	7.41%, 01/01/2040	22,602
50,000	Port Authority of New York & New Jersey 4.93%, 10/01/2051	57,345
		264,495
	Utilities - Electric - 0.0%
45,000	American Municipal Power Inc. 6.05%, 02/15/2043	54,637
40,000	Municipal Electric Authority of Georgia 6.64%, 04/01/2057	49,811
		104,448
	Utilities - Water and Sewer - 0.0%
45,000	New York City Water & Sewer System 5.88%, 06/15/2044	61,388
	Total Municipal Bonds (cost $1,006,018)	1,085,250
U.S. Government Agencies - 12.9%
	FHLB - 0.4%
1,120,000	5.00%, 11/17/2017	1,196,674
60,000	5.50%, 07/15/2036	82,659
		1,279,333
	FHLMC - 3.6%
88,682	2.50%, 07/01/2027	91,484
60,667	2.50%, 09/01/2027	62,583
96,614	2.50%, 10/01/2027	99,667
229,615	2.50%, 04/01/2028	236,599
270,570	2.50%, 06/01/2028	278,789
74,789	2.50%, 01/01/2029	77,017
121,544	2.50%, 12/01/2042	120,839
15,000	2.67%, 12/25/2024	15,447
15,000	2.79%, 01/25/2022	15,806
15,000	2.81%, 01/25/2025	15,595
10,000	3.00%, 12/25/2025	10,491
27,865	3.00%, 12/01/2025	29,236
194,374	3.00%, 11/01/2026	203,956
21,154	3.00%, 03/01/2027	22,198
71,916	3.00%, 04/01/2027	75,468
102,782	3.00%, 09/01/2027	107,868
420,392	3.00%, 10/01/2028	440,521

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 12.9% (continued)
	FHLMC - 3.6% (continued)
$75,971	3.00%, 10/01/2042	$77,917
183,841	3.00%, 10/01/2042	188,551
115,962	3.00%, 11/01/2042	118,933
119,011	3.00%, 12/01/2042	122,054
54,912	3.00%, 01/01/2043	56,318
167,480	3.00%, 01/01/2043	172,359
60,500	3.00%, 02/01/2043	62,050
258,095	3.00%, 02/01/2043	264,706
149,833	3.00%, 02/01/2043	153,893
31,681	3.00%, 05/01/2043	32,540
88,021	3.00%, 05/01/2043	90,406
881,997	3.00%, 08/01/2045	903,815
10,000	3.01%, 07/25/2025	10,526
15,000	3.02%, 01/25/2025	15,845
15,000	3.06%, 12/25/2024	15,890
10,000	3.15%, 11/25/2025	10,623
15,000	3.33%, 05/25/2025	16,190
15,000	3.33%, 08/25/2025(4)	16,189
70,327	3.50%, 04/01/2026	74,635
75,007	3.50%, 08/01/2026	79,368
261,085	3.50%, 10/01/2026	276,209
113,346	3.50%, 10/01/2026	119,919
343,098	3.50%, 07/01/2029	362,222
28,876	3.50%, 10/01/2040	30,264
41,196	3.50%, 10/01/2041	43,207
139,897	3.50%, 11/01/2041	146,608
87,942	3.50%, 02/01/2042	92,241
31,468	3.50%, 03/01/2042	32,982
79,497	3.50%, 04/01/2042	83,384
88,035	3.50%, 04/01/2042	92,252
148,641	3.50%, 09/01/2042	155,771
75,278	3.50%, 09/01/2042	78,889
214,032	3.50%, 11/01/2042	224,958
93,427	3.50%, 01/01/2043	98,028
264,058	3.50%, 12/01/2043	276,627
594,129	3.50%, 09/01/2044	622,408
680,000	3.75%, 03/27/2019	735,798
28,335	4.00%, 06/01/2024	29,472
73,752	4.00%, 07/01/2026	78,795
68,064	4.00%, 10/01/2040	72,821
118,320	4.00%, 10/01/2040	126,594
77,104	4.00%, 10/01/2040	82,501
14,513	4.00%, 12/01/2040	15,530
78,547	4.00%, 12/01/2040	84,033
18,690	4.00%, 02/01/2041	20,001
124,609	4.00%, 02/01/2041	133,332
17,573	4.00%, 04/01/2041	18,807
116,536	4.00%, 01/01/2042	124,645
190,014	4.00%, 02/01/2042	203,238
346,235	4.00%, 11/01/2043	371,849
365,860	4.00%, 05/01/2044	390,952
222,927	4.00%, 07/01/2044	238,039
5,606	4.50%, 05/01/2018	5,790
19,311	4.50%, 11/01/2024	20,684

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 12.9% (continued)
	FHLMC - 3.6% (continued)
$56,438	4.50%, 09/01/2031	$61,790
158,217	4.50%, 10/01/2039	173,087
27,877	4.50%, 05/01/2040	30,371
72,850	4.50%, 10/01/2040	79,363
130,784	4.50%, 06/01/2041	142,363
159,271	4.50%, 09/01/2041	173,480
53,595	5.00%, 05/01/2023	57,582
77,038	5.00%, 03/01/2027	84,565
64,059	5.00%, 11/01/2033	71,178
36,078	5.00%, 02/01/2038	39,601
7,900	5.00%, 04/01/2039	8,672
518,859	5.00%, 08/01/2041	576,073
155,307	5.00%, 08/01/2041	170,724
238,581	5.50%, 05/01/2036	266,981
18,443	5.50%, 05/01/2038	20,546
52,069	5.50%, 05/01/2038	58,216
59,728	5.50%, 08/01/2038	66,859
30,669	6.00%, 06/01/2036	35,257
24,922	6.00%, 04/01/2037	28,455
19,950	6.00%, 10/01/2037	22,678
150,000	6.25%, 07/15/2032	219,329
		12,262,392
	FNMA - 5.6%
690,000	0.88%, 08/28/2017	691,555
212,297	2.50%, 03/01/2027	218,954
96,203	2.50%, 07/01/2027	99,216
213,905	2.50%, 12/01/2027	220,613
117,113	2.50%, 02/01/2028	120,785
316,400	2.50%, 04/01/2028	328,057
302,420	2.50%, 07/01/2028	311,878
142,096	2.50%, 01/01/2043	141,638
15,000	2.53%, 09/25/2024	15,237
15,000	2.59%, 12/25/2024	15,269
10,000	2.70%, 02/25/2026	10,179
10,000	2.71%, 06/25/2025(4)	10,273
10,000	2.72%, 10/25/2024	10,285
10,000	2.90%, 01/25/2025(4)	10,419
10,000	2.94%, 01/25/2026(4)	10,388
53,673	3.00%, 12/01/2025	56,095
60,326	3.00%, 12/01/2026	63,107
90,565	3.00%, 03/01/2027	94,800
118,906	3.00%, 04/01/2027	124,510
299,119	3.00%, 07/01/2027	313,187
69,139	3.00%, 08/01/2027	72,318
222,868	3.00%, 02/01/2030	233,228
43,741	3.00%, 04/01/2042	44,976
44,185	3.00%, 09/01/2042	45,385
90,398	3.00%, 11/01/2042	92,937
141,369	3.00%, 11/01/2042	145,339
190,866	3.00%, 12/01/2042	196,492
227,400	3.00%, 01/01/2043	233,775
126,086	3.00%, 02/01/2043	129,831
306,523	3.00%, 02/01/2043	315,123

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 12.9% (continued)
	FNMA - 5.6% (continued)
$175,658	3.00%, 04/01/2043	$180,836
380,269	3.00%, 04/01/2043	392,005
107,165	3.00%, 04/01/2043	110,172
75,563	3.00%, 07/01/2043	77,672
129,650	3.00%, 10/01/2043	133,267
207,628	3.00%, 11/01/2043	213,138
11,915	3.50%, 09/01/2025	12,596
112,216	3.50%, 10/01/2028	119,457
207,652	3.50%, 07/01/2029	219,442
297,993	3.50%, 01/01/2041	313,644
61,918	3.50%, 02/01/2041	65,054
69,390	3.50%, 04/01/2041	72,910
74,287	3.50%, 11/01/2041	78,686
102,229	3.50%, 01/01/2042	107,411
43,237	3.50%, 03/01/2042	45,504
98,605	3.50%, 05/01/2042	103,612
119,341	3.50%, 06/01/2042	125,893
112,732	3.50%, 07/01/2042	118,466
296,948	3.50%, 07/01/2042	312,610
95,847	3.50%, 08/01/2042	100,723
78,104	3.50%, 08/01/2042	82,078
113,314	3.50%, 08/01/2042	119,068
400,848	3.50%, 09/01/2042	421,988
80,041	3.50%, 09/01/2042	83,960
123,589	3.50%, 09/01/2042	129,879
79,289	3.50%, 01/01/2043	83,317
238,533	3.50%, 05/01/2043	251,479
115,750	3.50%, 08/01/2043	122,214
122,381	3.50%, 08/01/2043	128,860
170,375	3.50%, 08/01/2043	179,780
118,421	3.50%, 08/01/2044	124,220
41,364	3.50%, 10/01/2044	43,390
110,330	3.50%, 01/01/2045	115,732
147,864	3.50%, 02/01/2045	155,104
761,894	3.50%, 11/01/2045	800,328
214,285	4.00%, 05/01/2020	223,201
39,496	4.00%, 04/01/2025	42,200
57,424	4.00%, 09/01/2025	61,280
86,761	4.00%, 08/01/2026	90,434
151,683	4.00%, 08/01/2040	162,495
26,859	4.00%, 08/01/2040	28,748
249,963	4.00%, 09/01/2040	269,558
10,930	4.00%, 10/01/2040	11,712
481,319	4.00%, 12/01/2040	515,700
171,013	4.00%, 02/01/2041	183,230
37,303	4.00%, 04/01/2041	39,854
26,755	4.00%, 07/01/2041	28,668
60,334	4.00%, 09/01/2041	64,653
468,926	4.00%, 12/01/2041	503,963
145,670	4.00%, 01/01/2042	156,057
588,991	4.00%, 11/01/2043	632,664
37,586	4.00%, 01/01/2044	40,267
337,945	4.00%, 01/01/2044	363,972
38,814	4.00%, 05/01/2044	41,560

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 12.9% (continued)
	FNMA - 5.6% (continued)
$211,893	4.00%, 12/01/2044	$226,381
27,378	4.50%, 05/01/2025	29,407
75,241	4.50%, 04/01/2026	80,306
13,855	4.50%, 04/01/2029	15,066
110,419	4.50%, 06/01/2030	120,810
21,594	4.50%, 08/01/2038	23,532
70,309	4.50%, 01/01/2039	76,452
49,300	4.50%, 02/01/2039	53,692
143,083	4.50%, 04/01/2039	155,844
56,870	4.50%, 11/01/2039	61,839
77,505	4.50%, 02/01/2040	84,588
165,884	4.50%, 09/01/2040	181,074
162,254	4.50%, 10/01/2040	176,709
81,504	4.50%, 04/01/2041	88,649
28,802	4.50%, 04/01/2041	31,428
133,014	4.50%, 04/01/2041	145,161
135,029	4.50%, 07/01/2041	147,385
258,303	4.50%, 01/01/2044	280,977
77,583	5.00%, 02/01/2022	80,909
45,231	5.00%, 05/01/2028	49,993
278,672	5.00%, 05/01/2035	309,053
235,337	5.00%, 08/01/2035	260,833
113,963	5.00%, 03/01/2037	125,961
2,060	5.00%, 05/01/2037	2,277
41,114	5.00%, 02/01/2039	45,443
81,203	5.00%, 04/01/2039	89,752
38,813	5.00%, 01/01/2040	43,009
418,698	5.00%, 01/01/2041	464,487
320,641	5.50%, 10/01/2035	362,647
37,112	5.50%, 05/01/2037	41,701
10,330	5.50%, 01/01/2038	11,590
22,157	5.50%, 02/01/2038	24,831
140,338	5.50%, 02/01/2038	158,567
64,771	5.50%, 06/01/2038	72,806
27,987	5.50%, 07/01/2038	31,450
27,646	5.50%, 08/01/2038	30,983
62,503	5.50%, 09/01/2038	70,265
25,765	5.50%, 05/01/2040	28,938
130,000	5.63%, 07/15/2037	183,604
45,955	6.00%, 04/01/2036	52,410
65,224	6.00%, 07/01/2037	74,435
103,338	6.00%, 07/01/2037	118,002
42,971	6.50%, 06/01/2039	49,750
53,000	6.63%, 11/15/2030	78,766
		18,422,322
	GNMA - 3.2%
31,411	2.50%, 10/15/2027	32,564
84,952	2.50%, 01/15/2043	84,815
60,456	3.00%, 04/15/2027	63,342
125,182	3.00%, 03/20/2028	131,555
52,221	3.00%, 06/20/2042	54,203
226,519	3.00%, 08/20/2042	235,119
228,589	3.00%, 09/20/2042	237,268

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 12.9% (continued)
	GNMA - 3.2% (continued)
$134,039	3.00%, 11/15/2042	$139,218
173,668	3.00%, 12/20/2042	180,261
128,701	3.00%, 05/15/2043	133,635
286,397	3.00%, 06/20/2043	297,270
262,126	3.00%, 07/20/2043	272,078
293,599	3.00%, 10/20/2045	304,534
14,516	3.50%, 09/15/2025	15,358
38,073	3.50%, 09/20/2040	40,288
53,283	3.50%, 12/15/2040	56,269
19,325	3.50%, 02/15/2041	20,408
18,049	3.50%, 12/20/2041	19,125
96,477	3.50%, 01/20/2042	102,241
41,364	3.50%, 02/20/2042	43,836
30,362	3.50%, 03/15/2042	32,060
179,887	3.50%, 04/20/2042	190,635
222,754	3.50%, 05/20/2042	236,065
20,872	3.50%, 06/15/2042	22,033
80,361	3.50%, 06/15/2042	84,827
124,472	3.50%, 06/20/2042	131,910
147,447	3.50%, 08/20/2042	156,257
191,468	3.50%, 04/20/2043	202,865
230,543	3.50%, 07/20/2043	244,230
129,883	3.50%, 08/15/2043	137,480
383,488	3.50%, 09/20/2043	406,087
1,250,938	3.50%, 04/20/2045	1,323,734
21,102	4.00%, 08/15/2026	22,172
292,327	4.00%, 08/15/2039	312,536
42,573	4.00%, 07/20/2040	45,880
26,568	4.00%, 08/15/2040	28,493
26,208	4.00%, 10/20/2040	28,244
139,592	4.00%, 12/15/2040	150,891
52,650	4.00%, 06/15/2041	56,375
34,386	4.00%, 09/15/2041	37,360
18,827	4.00%, 12/20/2041	20,265
37,725	4.00%, 01/20/2042	40,595
23,364	4.00%, 03/20/2042	25,135
88,708	4.00%, 05/20/2042	95,399
58,724	4.00%, 06/15/2042	62,983
364,362	4.00%, 06/20/2044	389,720
299,181	4.00%, 09/20/2044	319,920
337,901	4.00%, 11/20/2044	361,307
677,861	4.00%, 11/20/2045	725,695
92,631	4.50%, 05/15/2039	102,356
253,941	4.50%, 09/15/2039	282,558
32,060	4.50%, 04/15/2040	35,000
9,663	4.50%, 05/20/2040	10,517
18,138	4.50%, 06/15/2040	19,786
72,506	4.50%, 06/20/2040	78,916
200,618	4.50%, 09/20/2040	218,355
144,611	4.50%, 10/15/2040	157,751
41,816	4.50%, 10/20/2040	45,519
92,781	4.50%, 03/20/2041	100,989
21,011	4.50%, 04/15/2041	22,872
60,527	4.50%, 06/20/2041	65,879

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 12.9% (continued)
	GNMA - 3.2% (continued)
$124,146	5.00%, 11/20/2035	$137,218
62,270	5.00%, 09/15/2039	69,135
100,658	5.00%, 02/15/2040	112,394
148,510	5.00%, 09/20/2040	164,275
93,806	5.00%, 02/20/2041	103,732
81,306	5.00%, 03/20/2041	89,896
82,075	5.00%, 08/20/2041	90,970
21,842	5.00%, 12/20/2041	24,217
22,752	5.50%, 05/20/2038	25,344
58,835	5.50%, 07/15/2038	66,010
18,523	5.50%, 07/15/2039	20,945
44,877	5.50%, 08/20/2041	50,162
80,128	6.00%, 02/15/2036	90,423
26,893	6.00%, 08/20/2041	31,051
		10,570,810
	Tennessee Valley Authority - 0.1%
213,000	6.75%, 11/01/2025	291,016

	Total U.S. Government Agencies (cost $42,087,753)	42,825,873

U.S. Treasury Securities - 14.8%
	U.S. Treasury Bonds - 2.0%
1,410,000	2.50%, 02/15/2045	1,374,860
700,000	2.50%, 02/15/2046	682,527
1,496,000	3.13%, 11/15/2041	1,664,242
2,300,000	3.13%, 02/15/2043	2,547,340
305,000	3.75%, 08/15/2041	375,984
		6,644,953
	U.S. Treasury Notes - 12.8%
2,700,000	0.63%, 09/30/2017	2,696,520
3,770,000	0.63%, 11/30/2017	3,763,960
6,130,000	0.63%, 04/30/2018	6,111,800
2,400,000	1.13%, 02/28/2021	2,390,155
4,400,000	1.25%, 11/30/2018	4,448,985
1,000,000	1.38%, 03/31/2020	1,010,859
4,420,000	1.63%, 06/30/2019	4,518,588
1,138,000	1.75%, 05/15/2022	1,157,159
2,378,000	1.88%, 09/30/2017	2,419,059
2,600,000	2.00%, 02/15/2025	2,655,554
3,065,000	2.13%, 05/15/2025	3,159,702
2,160,000	2.75%, 11/15/2023	2,339,550
3,125,000	2.75%, 02/15/2024	3,383,913

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Treasury Securities - 14.8% (continued)
	U.S. Treasury Notes - 12.8% (continued)
2,115,000	3.13%, 05/15/2021	$2,309,563
		42,365,367

	Total U.S. Treasury Securities (cost $48,052,666)	49,010,320

	Total Long-Term investments - Excluding Purchased Options (cost $194,377,977)	211,273,914

Short-Term Investments - 29.8%
	Repurchase Agreements - 0.6%
	RBC Capital Markets LLC TriParty Repurchase Agreement (maturing on 04/01/2016 in the amount of $1,977,013, collateralized by U.S.Treasury Notes 1.75% - 2.13%, 2020 - 2022, value of $2,007,900)
1,977,000	0.23%, 03/31/2016	$1,977,000
	U.S. Government Agencies - 29.2%
	FHLB - 9.3%
10,000,000	0.22%, 04/13/2016(7)	9,999,300
16,000,000	0.43%, 08/10/2016(7)	15,976,704
5,000,000	0.46%, 07/27/2016(7)	4,994,150
		30,970,154
	FHLMC - 9.0%
10,000,000	0.31%, 04/15/2016(7)	9,999,180
7,000,000	0.32%, 04/15/2016(7)	6,999,426
8,000,000	0.33%, 04/07/2016(7)	7,999,720
5,000,000	0.45%, 06/14/2016(7)	4,996,815
		29,995,141
	FNMA - 10.9%
5,000,000	0.42%, 07/27/2016(7)	4,994,150
8,000,000	0.46%, 08/17/2016(7)	7,987,736
15,000,000	0.52%, 05/25/2016(7)	14,994,150

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

Short-Term Investments - 29.8% (continued)
	U.S. Government Agencies - 29.2% (continued)
	FNMA - 10.9% (continued)
8,000,000	0.54%, 07/06/2016(7)			$7,992,320
				35,968,356
				96,933,651
	Total Short-Term investments (cost $98,894,297)			98,910,651
	Total Investments Excluding Purchased Options (cost $293,272,274)	93.5%	$	310,184,565
	Total Purchased Options (cost $20,461,748)	—%		7,287
	Total Investments (cost $313,734,022)(8)	93.5%	$	310,191,852
	Other Assets and Liabilities	6.5%		21,646,127
	Total Net Assets	100.0%	$	331,837,979

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

(1)               See Significant Accounting Policies of accompanying Notes to Schedule of Investments to regarding valuation of securities.

(2)               Non-income producing.

(3)               Affiliated company as defined under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940. Hartford Investment Management Company, the Fund’s adviser, is an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. A summary of transactions for the three-month period ended March 31, 2016 is as follows:

Company	Beginning Value At January 1, 2016	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Ending Value At March 31, 2016

Hartford Financial Services Group, Inc. (The)	$81,748	$—	$8,377	$426	$367	$77,691

(4)               Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2016.

(5)               Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2016, the aggregate value of these securities was $493,553, which represents 0.1% of total net assets.

(6)               The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost Basis

01/2013	15,000	Canadian Natural Resources Ltd.	$19,062
10/2013	25,000	Canadian Natural Resources Ltd.	29,255
11/2012	5,000	Devon Financing Co. LLC	7,194
11/2012	5,000	Devon Financing Co. LLC	7,166
05/2013	30,000	Devon Financing Co. LLC	39,860
07/2014	25,000	Devon Financing Co. LLC	34,778
12/2012	15,000	Marathon Oil Corp.	19,544
03/2012	5,000	Noble Energy, Inc.	5,668
10/2012	15,000	Noble Energy, Inc.	18,767
02/2015	40,000	Noble Energy, Inc.	46,439
			$277,733

At January 31, 2016, the aggregate value of these securities was $169,477, which represents 0.1% of total net assets.

(7)               The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

(8)               At March 31, 2016, the cost of securities for federal income tax purposes was $314,206,678, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$20,219,895
Unrealized Depreciation	(24,234,721)
Net Unrealized Depreciation	$(4,014,826)

Futures Contracts Outstanding at March 31, 2016

Description	Number of Contracts	Expiration Date	Aggregate Cost	Value	Unrealized Appreciation/ (Depreciation)

Short position contracts:
S&P 500 (E-Mini)	(1,740)	06/17/2016	$(172,210,218)	$(178,480,500)	$(6,270,282)

Cash of $9,450,000 was pledged as initial margin deposit and collateral for the daily variation margin loss on open futures contracts at March 31, 2016.

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

OTC Option Contracts Outstanding at March 31, 2016

Description	Counter- party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Market Value	Premiums Received/Paid by Fund[1]	Unrealized Appreciation Depreciation

Purchased option contracts:
Put option contracts
S&P 500 Index Option	BOA	EQ	1,170	USD	06/06/16	20,282	$1,520	$4,391,459	$(4,389,939)
S&P 500 Index Option	JPM	EQ	1,170	USD	06/06/16	20,282	1,520	4,267,536	(4,266,016)
S&P 500 Index Option	BCLY	EQ	1,170	USD	06/06/16	20,282	1,519	4,370,365	(4,368,846)
S&P 500 Index Option	CSI	EQ	1,170	USD	06/06/16	8,811	660	208,644	(207,984)
S&P 500 Index Option	BCLY	EQ	1,170	USD	06/06/16	5,678	425	1,564,686	(1,564,261)
S&P 500 Index Option	JPM	EQ	1,170	USD	06/06/16	5,577	418	1,625,417	(1,624,999)
S&P 500 Index Option	BCLY	EQ	1,170	USD	06/06/16	4,271	320	1,124,554	(1,124,234)
S&P 500 Index Option	JPM	EQ	1,170	USD	06/06/16	3,377	253	810,683	(810,430)
S&P 500 Index Option	CSI	EQ	1,170	USD	06/06/16	3,348	251	857,858	(857,607)
S&P 500 Index Option	BCLY	EQ	1,170	USD	06/06/16	2,733	205	561,167	(560,962)
S&P 500 Index Option	JPM	EQ	1,170	USD	06/06/16	2,614	196	679,379	(679,183)

Total put option contracts						97,255	$7,287	$20,461,748	$(20,454,461)
Total purchased option contracts						97,255	$7,287	$20,461,748	$(20,454,461)
Written option contracts:
Put option contracts
S&P 500 Index Option	BCLY	EQ	910	USD	06/06/16	(2,733)	$(18)	$(310,605)	$310,587
S&P 500 Index Option	JPM	EQ	910	USD	06/06/16	(2,614)	(18)	(403,725)	403,707
S&P 500 Index Option	JPM	EQ	910	USD	06/06/16	(3,377)	(23)	(464,338)	464,315
S&P 500 Index Option	CSI	EQ	910	USD	06/06/16	(3,348)	(23)	(509,030)	509,007
S&P 500 Index Option	BCLY	EQ	910	USD	06/06/16	(4,271)	(29)	(681,639)	681,610
S&P 500 Index Option	BCLY	EQ	910	USD	06/06/16	(5,678)	(38)	(948,907)	948,869
S&P 500 Index Option	JPM	EQ	910	USD	06/06/16	(5,577)	(38)	(974,302)	974,264
S&P 500 Index Option	CSI	EQ	910	USD	06/06/16	(8,811)	(59)	(71,369)	71,310
S&P 500 Index Option	BCLY	EQ	910	USD	06/06/16	(20,282)	(136)	(2,515,373)	2,515,237
S&P 500 Index Option	JPM	EQ	910	USD	06/06/16	(20,282)	(136)	(2,456,759)	2,456,623
S&P 500 Index Option	BOA	EQ	910	USD	06/06/16	(20,282)	(136)	(2,564,253)	2,564,117

Total put option contracts						(97,255)	$(654)	$(11,900,300)	$11,899,646
Total written option contracts						(97,255)	$(654)	$(11,900,300)	$11,899,646

1        For purchased options, premiums are paid by the Fund, for written options, premiums are recieved.

The broker deposited securities valued at $444,292 with the custodian to serve as collateral for the options purchased by the Fund. The collateral is maintained in a segregated account at the custodian on behalf of the Fund. Since the broker retains legal title to the securities, the securities are not considered assets of the Fund and are not included in the Statement of Assets and Liabilities.

GLOSSARY:(abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poor’s

Other Abbreviations:
EQ	Equity
ETF	Exchange Traded Fund
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Municipal Abbreviations:
GO	General Obligation

Counterparty Abbreviations:
BOA	Banc of America Securities LLC

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2016(Unaudited)

BCLY	Barclays
CSI	Credit Suisse International
JPM	JP Morgan Chase & Co.

Credit Exposure

as of March 31, 2016

Credit Rating*	Percentage of Net Assets

AAA/Aaa	17.6%
AA/Aa	13.9
A	4.9
BBB/Baa	4.2
Not Rated	—
Non-Debt Securities and Other Short-Term Instruments	52.9
Other assets and liabilities	6.5

Total	100.0%

*

Credit exposure is the long-term credit ratings for the Fund’s holdings, as of the date noted, as provided by Standard and Poor’s (S&P) or Moody’s Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody’s and S&P assign different ratings, the lower rating is used Fixed income securities that are not rated by either agency are listed as “Not Rated.” Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

The accompanying notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (concluded)
March 31, 2016(Unaudited)

Investment Valuation Hierarchy Level Summary at March 31, 2016

Description	Total	Level 1(1)	Level 2(1)	Level 3

Assets:
Common Stocks(2)	$76,500,651	$76,500,651	$—	$—
Exchange-Traded Funds	391,828	391,828	—	—
Asset & Commercial Mortgage Backed Securities	2,503,635	—	2,503,635	—
Corporate Bonds	36,121,581	—	36,121,581	—
Foreign Government Obligations	2,834,776	—	2,834,776	—
Municipal Bonds	1,085,250	—	1,085,250	—
U.S. Government Agencies	42,825,873	—	42,825,873	—
U.S. Government Securities	49,010,320	—	49,010,320	—
Short-Term Investments	98,910,651	—	98,910,651	—
Put Options Purchased	7,287	—	—	7,287

Total	$310,191,852	$76,892,479	$233,292,086	$7,287

Liabilities:
Put Options Written	$(654)	$—	$—	$(654)

Total	$(654)	$—	$—	$(654)

Futures(3)	(6,270,282)	(6,270,282)	—	—

Total	$(6,270,282)	$(6,270,282)	$—	$—

(1) For the three-month period ended March 31, 2016, there were no transfers between any Levels.

(2) Refer to the Schedule of Investments for further industry breakout.

(3) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Level 3 investments held by the Fund at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the three-month period ended March 31, 2016 is not presented.

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

The accompanying notes are an integral part of these schedules of investments.

HIMCO Variable Insurance Trust
Notes to the Schedule of Investments
March 31, 2016(Unaudited)

Determination of Net Asset Value - The net asset value (“NAV”) is determined for each class of the Funds’ shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Funds may treat such day as a typical business day and accept purchase and redemption orders and calculate the Funds’ NAV in accordance with applicable law. The NAV for each class of shares is determined by dividing the value of the Funds’ net assets attributable to a class of shares by the number of shares outstanding for that class. For any day where, due to technical or other issues, trading is halted before the scheduled close of the Exchange, and not as part of a trading halt that is effected on a market-wide basis, the Funds may elect to continue to treat the Valuation Date as occurring at the time of the scheduled close of the Exchange. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuations and Fair Value Measurements - For purposes of calculating the NAV, portfolio securities and other assets held in the Funds’ portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales were reported, market value is based on prices obtained from independent pricing services, a quotation reporting system, or established market makers. If market prices are not readily available or are deemed unreliable, the Funds will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Trust’s Board of Trustees (“Board of Trustees”).

Certain Funds invests all of their assets in a separate mutual fund (Class 1 shares), which has the same investment objective and strategies as the Fund (each a “Master Fund” and together the “Master Funds”). Each Master Fund is a series of American Funds Insurance Series®. These Funds do not buy investment securities directly. Instead, each Fund invests in a Master Fund that in turn purchases investment securities.  Investments in shares of the Master Funds are valued at the respective NAV of each Master Fund as determined as of the NYSE Close on the Valuation Date. The Prospectuses, Statements of Additional Information and Shareholder Reports for the Master Funds explain the valuation methods used for the Master Funds, including the circumstances under which the Master Funds may use fair value pricing and the effects of doing so. Such Prospectuses, Statements of Additional Information and Shareholder Reports are available on the SEC EDGAR database on its internet site at http://www.sec.gov.

Fixed income securities, including those with a remaining maturity of less than sixty (60 days), and non-exchange traded derivatives held by the Funds are valued in accordance with procedures established by the Board of Trustees. Such investments are normally valued on the basis of quotes obtained from independent pricing services or brokers and dealers. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, the Funds may use fair valuation in regard to fixed income positions when the Funds hold defaulted or distressed investments or investments in a company in which a reorganization is pending. If pricing services do not provide a price for short term investments maturing in 60 days or less, such investments are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded futures, options and options on futures are valued in accordance with procedures established by the Board of Trustees. Such instruments are normally valued on the basis of quotes obtained from independent pricing services. Prices obtained from independent pricing services use most recent settlement prices and/or bid and ask prices for futures; and last sale prices and bid and ask prices for options and options on futures. If pricing services are not able to provide prices for futures, such instruments will generally be valued at the most recent trade price as of the NYSE Close. If pricing services are not able to provide prices for options and options on futures, such instruments will generally be valued on the basis of quotes obtained from brokers, dealers or market makers. If the option is out of the money and within 30 days of expiration and no bid price is available, the option may be valued at zero. If such instruments do not trade on an exchange, values may be supplied by an independent pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other adjustments.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Trust’s Board of Trustees.

HIMCO Variable Insurance Trust
Notes to the Schedule of Investments – (continued)
March 31, 2016(Unaudited)

United States Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•                  Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•                  Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•                  Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The procedures adopted by the Board of Trustees define how investments are to be valued, including the formation and activities of a Valuation Committee.  The Valuation Committee has the overall responsibility for implementing the procedures adopted by the Board of Trustees, including the responsibility for determining the fair value of the Funds’ investments.  The Valuation Committee is also responsible for determining in good faith the fair value of an investment when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment, as provided by the primary pricing service or alternative source, is believed not to reflect the investment’s fair value as of the Valuation Date.

The Valuation Committee is comprised of the Trust’s Chief Executive Officer, Treasurer, Chief Operating Officer, and Chief Legal Officer, or their designees. In addition, the Trust’s Chief Compliance Officer (“CCO”) shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures and to keep the Trust’s CCO regularly informed of pricing and Valuation Committee proceedings. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Funds’ adviser, knowledgeable brokers, and legal counsel in making such determination.

At each quarterly meeting of the Board of Trustees, the Valuation Committee provides a written report that includes details of all fair-valued investments to the extent any are fair-valued, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” review). The Board of Trustees then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary included in the Schedule of Investments for each Fund.

For information regarding the Funds’ other significant accounting policies, securities and other investments, and financial derivative instruments, please refer to the Funds’ most recent Semiannual or Annual Report.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIMCO Variable Insurance Trust

Date:	May 10, 2016	By:	/s/ Matthew Poznar
Matthew Poznar
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	May 10, 2016	By:	/s/ Matthew Poznar
Matthew Poznar
President

Date:	May 10, 2016	By:	/s/ Peter Sannizzaro
Peter Sannizzaro
Treasurer